UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2023
Date of reporting period: June 30, 2023

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Davis Opportunity Fund
Davis Financial Fund
Davis Real Estate Fund
Davis Appreciation and Income Fund
Davis Government Bond Fund
Davis Government Money Market Fund
(part of Davis Series, Inc.)
June 30, 2023
SEMI-ANNUAL REPORT
The Equity Specialists

DAVIS SERIES, INC.

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Series, Inc. (the “Funds”) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.
Shares of the Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.
Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments, Form N-MFP, and Monthly Holdings
The Funds file their complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters [excluding Davis Government Money Market Fund]). Davis Government Money Market Fund files its complete schedule of portfolio holdings with the SEC for each month end on Form N-MFP. The Funds’ Forms N-CSR (Annual and Semi-Annual Reports), N-PORT Part F, and Davis Government Money Market Fund’s Form N-MFP are available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. A list of the Funds’ holdings is also available at www.davisfunds.com on or about the 10th day following each month end and remains available on the website until the list is updated for the subsequent month.

DAVIS SERIES, INC.
Shareholder Letter
Dear Fellow Shareholder,
As stewards of our customers’ savings, the management team and Directors of Davis Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.
In addition, we produce a Manager Commentary for certain funds. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on our website, www.davisfunds.com, or by calling 1-800-279-0279.
We value the trust you have placed in us and look forward to continuing our investment journey together.
Sincerely,

Christopher C. Davis
President
August 1, 2023

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
Management’s Discussion of Fund Performance
Performance Overview
Davis Opportunity Fund underperformed the Standard & Poor’s 1500® Index (“S&P 1500®”or the “Index”) for the six-month period ended June 30, 2023 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of 11.32%, versus a 16.15% return for the S&P 1500®.
Index Overview
S&P 1500®
•Strongest performing sectors1
-Information Technology (+42%), Communication Services (+35%), and Consumer Discretionary (+31%)
•Weakest performing sectors
-Utilities (-6%), Energy (-5%), and Financials (-1%)
Detractors2 from Performance
•Health Care - underperformed the Index sector (-11% vs -1%) and overweight (average weighting 23% vs 14%)
-Cigna Group3 (-15%), Quest Diagnostics (-9%), Viatris (-8%), UnitedHealth Group (-9%), CVS Health (-25%),
and Humana (-12%)
•Information Technology - underperformed the Index sector (+30% vs +42%) and underweight (average weighting 10% vs 26%)
-Clear Secure (-15%)
•Overweight in weaker performing Financials sector - (average weighting 22% vs 13%)
-U.S. Bancorp (-22%) - largest individual detractor
•Consumer Discretionary - underperformed the Index sector (+13% vs +31%) and underweight (average weighting 6% vs 11%)
-JD.com (-38%) and Delivery Hero (-8%)
Contributors to Performance
•Industrials - significantly outperformed the Index sector (+33% vs +12%)
-Owens Corning (+55%) - largest individual contributor
-Schneider Electric (+33%), MasterBrand (+54%), Eaton (+29%), Ferguson (+27%), and WESCO International (+44%)
•Communication Services - outperformed the Index sector (+70% vs +35%)
-Meta Platforms (+138%)
•Financials - outperformed the Index sector (+2% vs -1%)
-Capital One Financial (+19%)
•No exposure in Energy or Utilities and underweight in Consumer Staples (average weighting 2% vs 7%)
•Individual holdings
-Amazon (+55%) and Applied Materials (+49%)

Davis Opportunity Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Opportunity Fund’s principal risks are: stock market risk, common stock risk, foreign country risk, headline risk, large-capitalization companies risk, mid- and small-capitalization companies risk, manager risk, depositary receipts risk, emerging market risk, fees and expenses risk, and foreign currency risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2023, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2023, unless otherwise noted.
1 The companies included in the Standard & Poor’s 1500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.
2 A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3 Management's Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
Management’s Discussion of Fund Performance - (Continued)
Comparison of a $10,000 investment in Davis Opportunity Fund Class A versus the Standard & Poor’s 1500® Index over 10 years for an investment made on June 30, 2013
Average Annual Total Return for periods ended June 30, 2023

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	18.56%	7.48%	10.77%	10.39%	12/01/94	0.94%	0.94%
Class A - with sales charge*	12.93%	6.44%	10.24%	10.20%	12/01/94	0.94%	0.94%
Class C **	16.60%	6.60%	10.06%	7.76%	08/15/97	1.77%	1.75%
Class Y	18.83%	7.73%	11.03%	8.10%	09/18/97	0.68%	0.68%
S&P 1500® Index***	19.24%	11.82%	12.60%	10.46%
The Standard & Poor’s 1500® Index is comprised of the S&P 500®, S&P MidCap 400®, and S&P SmallCap 600® indices, which together represent approximately 90% of U.S. market capitalization. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Davis Opportunity Fund’s performance benefited from IPO purchases in 2013 and 2014. After purchase, the IPOs rapidly increased in value. The Adviser purchases shares intending to benefit from long-term growth of the underlying company; the rapid appreciation of the IPOs were unusual occurrences.
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” and “Since Inception” returns for Class C reflect Class A performance for the period after conversion.
***Inception return is from 12/01/94.

DAVIS SERIES, INC.
DAVIS GOVERNMENT BOND FUND
Management’s Discussion of Fund Performance
Performance Overview
Davis Government Bond Fund outperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the six-month period ended June 30, 2023 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of 1.42%, versus a 1.00% return for the Bloomberg Index.
The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity of three years or less. The Fund maintained a weighted average life of 2.73 years during the period. The Fund remains almost exclusively invested in mortgage-backed securities. The largest position during the period was in collateralized mortgage obligations (average weighting of 77%). Additionally, the Fund had an average weighting (5%) in repurchase agreements (cash).

Davis Government Bond Fund’s investment objective is current income. There can be no assurance that the Fund will achieve its objective. Davis Government Bond Fund’s principal risks are: U.S. government securities risk, repurchase agreement risk, credit risk, changes in debt rating risk, fees and expenses risk, inflation risk, interest rate risk, extension and prepayment risk, and variable current income risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2023, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2023, unless otherwise noted.

DAVIS SERIES, INC.
DAVIS GOVERNMENT BOND FUND
Management’s Discussion of Fund Performance - (Continued)
Comparison of a $10,000 investment in Davis Government Bond Fund Class A versus the Bloomberg U.S. Government 1-3 Year Bond Index over 10 years for an investment made on June 30, 2013

$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Bloomberg Index
DGBF-A*
Bloomberg Index
$10,787
DGBF-A*
$9,630
06/30/13
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23

Average Annual Total Return for periods ended June 30, 2023

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	0.21%	0.05%	0.11%	2.50%	12/01/94	1.41%	1.00%
Class A - with sales charge*	(4.55)%	(0.92)%	(0.38)%	2.33%	12/01/94	1.41%	1.00%
Class C **	(1.54)%	(0.71)%	(0.51)%	1.77%	08/19/97	2.98%	1.75%
Class Y	0.47%	0.30%	0.41%	2.04%	09/01/98	1.18%	0.75%
Bloomberg U.S. Government 1-3 Year Bond Index***	0.17%	0.93%	0.76%	3.16%
The Bloomberg U.S. Government 1-3 Year Bond Index measures the investment grade, U.S. dollar-denominated, fixed-rate Treasuries and government-related securities. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” and “Since Inception” returns for Class C reflect Class A performance for the period after conversion.
***Inception return is from 12/01/94.

DAVIS SERIES, INC.
DAVIS FINANCIAL FUND
Management’s Discussion of Fund Performance
Performance Overview
Davis Financial Fund underperformed the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the six-month period ended June 30, 2023 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of 0.86%, versus a 16.89% return for the S&P 500®. The Fund outperformed the -0.53% return of the S&P 500® Financials Index.
S&P 500®
•Strongest performing sectors1
-Information Technology (+43%), Communication Services (+36%), and Consumer Discretionary (+33%)
•Weakest performing sectors
-Utilities (-6%), Energy (-6%), and Health Care (-1%)
S&P 500® Financials
•Strongest performing industries
-Consumer Finance (+18%) and Financial Services (+6%)
•Weakest performing industries
-Banks (-8%), Insurance (-1%), and Capital Markets (flat)
Contributors2 to Performance
•Consumer Finance - outperformed the Index industry (+19% vs +18%)
-Capital One Financial3 (+19%) - largest individual contributor
-American Express (+19%)
•Financial Services - outperformed the Index industry (+7% vs +6%)
-Berkshire Hathaway (+10%) and Rocket Companies (+28%)
-Rocket Companies - majority of performance (+24%) occurred when classified as Thrifts and Mortgage Finance
•Capital Markets - outperformed the Index industry (+1% vs flat)
- Julius Baer Group (+13%)
•Individual Bank Holdings - Danske Bank (+23%), JPMorgan Chase (+10%), and Wells Fargo (+5%)
•Other select holdings - Markel (+5%) and Prosus (+6%)
Detractors from Performance
•Individual Bank Holdings
-U.S. Bancorp (-22%), PNC Financial (-19%), and Fifth Third Bancorp (-18%) - three largest individual detractors
-Bank of America (-12%), DBS Group Holdings (-4%), and Bank of N.T. Butterfield (-5%)
•Insurance - performed in line with the Index industry (both -1%)
-Chubb (-12%) and Ping An Insurance (-1%)
•Other select holdings - Charles Schwab (-31%) and Bank of New York Mellon (-1%)

Davis Financial Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Fund’s principal risks are: stock market risk, common stock risk, financial services risk, credit risk, interest rate sensitivity risk, focused portfolio risk, headline risk, foreign country risk, large-capitalization companies risk, manager risk, depositary receipts risk, fees and expenses risk, foreign currency risk, emerging market risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Davis Financial Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Davis Financial Fund is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund’s portfolio in a few companies, the Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2023, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2023, unless otherwise noted.
1 The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry level. See the SAI for additional information regarding the Fund’s concentration policy.
2 A company’s or industry’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3 Management's Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.
DAVIS FINANCIAL FUND
Management’s Discussion of Fund Performance - (Continued)
Comparison of a $10,000 investment in Davis Financial Fund Class A versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2013
Average Annual Total Return for periods ended June 30, 2023

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	9.09%	5.20%	8.61%	10.69%	05/01/91	0.96%	0.96%
Class A - with sales charge*	3.91%	4.18%	8.09%	10.53%	05/01/91	0.96%	0.96%
Class C **	7.24%	4.38%	7.90%	6.61%	08/12/97	1.75%	1.75%
Class Y	9.33%	5.43%	8.84%	7.62%	03/10/97	0.74%	0.74%
S&P 500® Index***	19.59%	12.30%	12.86%	10.13%
The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” and “Since Inception” returns for Class C reflect Class A performance for the period after conversion.
***Inception return is from 05/01/91.

DAVIS SERIES, INC.
DAVIS APPRECIATION & INCOME FUND
Management’s Discussion of Fund Performance
Performance Overview
Davis Appreciation & Income Fund underperformed the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the six-month period ended June 30, 2023 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of 12.15%, versus a return of 16.89% for the S&P 500®.
The Fund ended the period with 79% of net assets invested in equities, 14% in fixed-income securities, and 7% in repurchase agreements and cash.
Index Overview
S&P 500®
•Strongest performing sectors1
-Information Technology (+43%), Communication Services (+36%), and Consumer Discretionary (+33%)
•Weakest performing sectors
-Utilities (-6%), Energy (-6%), and Health Care (-1%)
Detractors2 from Performance
•Significantly overweight in Financials (Equities only) - (average weighting 42% vs 12%)
-Chubb (-12%), Bank of America (-12%), U.S. Bancorp (-22%), AIA Group (-8%), DBS Group Holdings (-4%), and Bank of New York Mellon (-1%)
•Information Technology (Equities only) - underperformed the Index sector (+35% vs +43%) and underweight (average weighting 14% vs 27%)
•Health Care (Equities only) - underperformed the Index sector (-10% vs -1%)
-Cigna Group (-15%) and Quest Diagnostics (-9%) - two largest individual detractors
-Viatris (-8%)
•Underweight in stronger performing Consumer Discretionary sector (Equities only) - (average weighting 4% vs 10%)
•In a stronger market, the Fund’s performance was hindered relative to the S&P 500® from its position in fixed-income securities (+2%)
Contributors to Performance
•Financials (Equities only) - outperformed the Index sector (+6% vs -1%)
-Capital One Financial (+19%), Berkshire Hathaway (+10%), and Danske Bank (+23%)
•Industrials (Equities only) - outperformed the Index sector (+39% vs +10%) and underweight (average weighting 3% vs 8%)
-Owens Corning (+55%)
•No equity exposure in Utilities, Energy, Consumer Staples, and underweight in Health Care (average weighting 9% vs 14%)
•Communication Services (Equities only) - outperformed the Index sector (+54% vs +36%)
-Alphabet (+36%) and Meta Platforms (+138%)
•Individual equity holdings from Information Technology and Consumer Discretionary
-Applied Materials (+49%) and Amazon (+55%) - two largest individual contributors
-Microsoft (+43%) and Intel (+29%)

Davis Appreciation & Income Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Appreciation & Income Fund’s principal risks are: stock market risk, common stock risk, headline risk, large-capitalization companies risk, manager risk, preferred stock risk, bonds and other debt securities risk, interest rate risk, variable current income risk, credit risk, convertible securities risk, changes in debt rating risk, extension and prepayment risk, foreign country risk, depositary receipts risk, fees and expenses risk, mid- and small-capitalization companies risk, and high-yield, high-risk debt securities risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2023, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2023, unless otherwise noted.
1 The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.
2 A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3 Management’s Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.
DAVIS APPRECIATION & INCOME FUND
Management’s Discussion of Fund Performance - (Continued)
Comparison of a $10,000 investment in Davis Appreciation & Income Fund Class A versus the
Standard & Poor's 500® Index over 10 years for an investment made on June 30, 2013
Average Annual Total Return for periods ended June 30, 2023

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	16.11%	6.35%	6.84%	7.83%	05/01/92	1.00%	1.00%
Class A - with sales charge*	10.59%	5.32%	6.33%	7.67%	05/01/92	1.00%	1.00%
Class C **	14.23%	5.53%	6.16%	5.54%	08/12/97	2.02%	1.75%
Class Y	16.46%	6.69%	7.13%	6.90%	11/13/96	0.68%	0.68%
S&P 500® Index***	19.59%	12.30%	12.86%	10.08%
The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” and “Since Inception” returns for Class C reflect Class A performance for the period after conversion.
***Inception return is from 05/01/92.

DAVIS SERIES, INC.
DAVIS REAL ESTATE FUND
Management’s Discussion of Fund Performance
Performance Overview
Davis Real Estate Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the six-month period ended June 30, 2023 (the “period”). The Fund delivered a total return of 2.39%, versus a 6.78% return for the Wilshire Index.
Index Overview
Wilshire Index
•Strongest performing industries1
-Hotels, Restaurants & Leisure (+27%), Specialized REITs (+15%), and Health Care REITs (+10%)
•Weakest performing industries
-Office REITs (-16%), Diversified REITs (-11%), and Retail REITs (+1%)
Detractors2 from Performance
•Office REITs - underperformed the Index industry (-17% vs -16%) and overweight (average weighting 15% vs 8%)
-Alexandria Real Estate Equities3 (-20%) and Hudson Pacific Properties (-54%) - two largest individual detractors
-Douglas Emmett (-17%), Cousins Properties (-7%), and Highwoods Properties (-11%)
•Specialized REITs - underperformed the Index industry (+9% vs +15%) and overweight (average weighting 24% vs 23%)
-Crown Castle (-14%) and American Tower (-7%)
•Industrial REITs - underperformed the Index industry (+5% vs +10%) and underweight (average weighting 16% vs 18%)
-Rexford Industrial Realty (-3%)
•Retail REITs - underperformed the Index industry (-1% vs +1%)
-Retail Opportunity Investments (-8%)
•Individual holding from Health Care REITs
-Healthpeak Properties (-18%)
Contributors to Performance
•Residential REITs - outperformed the Index industry (+12% vs +9%)
-AvalonBay Communities (+19%) - largest individual contributor
-Essex Property Trust (+13%), American Homes 4 Rent (+19%), and Equity Residential (+14%)
•No current holdings in weaker performing Diversified REITs
•Individual holdings from Specialized REITs, Industrial REITs, and Health Care REITs
-Equinix (+21%), Prologis (+10%), Welltower (+25%), Life Storage (+38%), and Digital Realty Trust (+16%)
•
Non-REIT investment
-Radius Global Infrastructure (+23%) - no longer a Fund holding

Davis Real Estate Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Fund’s principal risks are: stock market risk, common stock risk, real estate risk, headline risk, large-capitalization companies risk, manager risk, fees and expenses risk, mid- and small-capitalization companies risk, and variable current income risk. See the prospectus for a full description of each risk.
Davis Real Estate Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the real estate sector more than a fund that does not concentrate its portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2023, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2023, unless otherwise noted.
1 The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten industries.
2 A company’s or industry’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3 Management's Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.
DAVIS REAL ESTATE FUND
Management’s Discussion of Fund Performance - (Continued)
Comparison of a $10,000 investment in Davis Real Estate Fund Class A versus the
Standard & Poor's 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on June 30, 2013
Average Annual Total Return for periods ended June 30, 2023

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	(5.23)%	2.89%	5.81%	8.45%	01/03/94	1.00%	1.00%
Class A - with sales charge*	(9.73)%	1.90%	5.30%	8.27%	01/03/94	1.00%	1.00%
Class C **	(6.86)%	2.05%	5.09%	6.62%	08/13/97	2.04%	1.75%
Class Y	(5.00)%	3.11%	6.04%	7.94%	11/08/96	0.75%	0.75%
S&P 500® Index***	19.59%	12.30%	12.86%	10.05%
Wilshire U.S. Real Estate Securities Index***	(0.13)%	4.41%	6.58%	9.23%
The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” and “Since Inception” returns for Class C reflect Class A performance for the period after conversion.
***Inception return is from 01/03/94.

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
Fund Overview
June 30, 2023 (Unaudited)

Portfolio Composition (% of Fund’s 06/30/23 Net Assets)
Common Stock (U.S.)	82.05%
Common Stock (Foreign)	14.56%
Short-Term Investments	2.46%
Other Assets & Liabilities	0.93%
100.00%

Industry Weightings (% of 06/30/23 Stock Holdings)
	Fund	S&P 1500®
Capital Goods	24.99%	6.38%
Health Care	21.53%	13.14%
Information Technology	10.98%	26.91%
Banks	9.61%	3.25%
Financial Services	8.37%	7.15%
Consumer Discretionary Distribution & Retail	5.61%	5.33%
Media & Entertainment	5.45%	6.98%
Materials	4.90%	2.85%
Insurance	3.57%	2.17%
Food, Beverage & Tobacco	2.46%	3.25%
Consumer Services	1.41%	2.22%
Transportation	1.12%	1.69%
Energy	–	4.13%
Real Estate	–	2.90%
Other	–	11.65%
	100.00%	100.00%

Top 10 Long-Term Holdings (% of Fund’s 06/30/23 Net Assets)
Owens Corning	Capital Goods	6.46%
Wells Fargo & Co.	Banks	6.15%
Capital One Financial Corp.	Consumer Finance	5.27%
Viatris Inc.	Pharmaceuticals, Biotechnology & Life Sciences	4.91%
Quest Diagnostics Inc.	Health Care Equipment & Services	4.89%
Teck Resources Ltd., Class B	Materials	4.73%
Cigna Group	Health Care Equipment & Services	4.48%
UnitedHealth Group Inc.	Health Care Equipment & Services	3.96%
Schneider Electric SE	Capital Goods	3.81%
Markel Group Inc.	Property & Casualty Insurance	3.45%

DAVIS SERIES, INC.
DAVIS GOVERNMENT BOND FUND
Fund Overview
June 30, 2023 (Unaudited)

Portfolio Composition (% of Fund’s 06/30/23 Net Assets)
Fixed Income	91.19%
Short-Term Investments	8.81%
Other Assets & Liabilities	0.00%
100.00%

Fixed Income Portfolio Composition (% of 06/30/23 Bond Holdings)
Collateralized Mortgage Obligations	81.54%
Fannie Mae Mortgage Pools	11.95%
Ginnie Mae Mortgage Pools	3.32%
Freddie Mac Mortgage Pools	3.19%
100.00%

Top 10 Fixed Income Holdings (% of Fund’s 06/30/23 Net Assets)
Ginnie Mae, 4.5707%, 12/20/71	Collateralized Mortgage Obligations	10.99%
Ginnie Mae, 4.3652% (30 day SOFR + 1.15%), 02/20/71	Collateralized Mortgage Obligations	10.14%
Ginnie Mae, 2.25%, 03/20/66	Collateralized Mortgage Obligations	8.95%
Ginnie Mae, 5.1833% (30 day SOFR + 0.55%), 02/20/67	Collateralized Mortgage Obligations	7.84%
Fannie Mae, 3.57%, 11/01/25, Pool No. BL0533	Fannie Mae Mortgage Pools	7.70%
Ginnie Mae, 5.6639% (1 mo. LIBOR US + 0.57%), 04/20/62	Collateralized Mortgage Obligations	5.43%
Ginnie Mae, 1.00%, 06/20/51	Collateralized Mortgage Obligations	4.07%
Ginnie Mae, 2.70%, 06/16/58	Collateralized Mortgage Obligations	3.40%
Fannie Mae, 5.9604% (1 mo. LIBOR US + 0.81%), 12/25/39	Collateralized Mortgage Obligations	3.36%
Ginnie Mae, 4.547%, 04/20/70, Pool No. BT6816	Ginnie Mae Mortgage Pools	3.03%
DAVIS GOVERNMENT MONEY MARKET FUND

Portfolio Composition (% of Fund’s 06/30/23 Net Assets)
Repurchase Agreements	71.77%
Federal Home Loan Bank	19.26%
U.S. Government	4.01%
Other Assets & Liabilities	4.96%
100.00%

Maturity Diversification (% of 06/30/23 Portfolio Holdings)
0-30 Days	81.47%
31-90 Days	4.22%
91-180 Days	10.96%
181-397 Days	3.35%
100.00%
The maturity dates of floating rate securities used in the Maturity Diversification table are considered to be the effective maturities, based on the reset dates of the securities’ variable rates. See the Fund’s Schedule of Investments for a listing of the floating rate securities.

DAVIS SERIES, INC.
DAVIS FINANCIAL FUND
Fund Overview
June 30, 2023 (Unaudited)

Portfolio Composition (% of Fund’s 06/30/23 Net Assets)
Common Stock (U.S.)	75.93%
Common Stock (Foreign)	23.57%
Short-Term Investments	0.30%
Other Assets & Liabilities	0.20%
100.00%

Industry Weightings (% of 06/30/23 Stock Holdings)
	Fund	S&P 500®
Banks	45.38%	2.99%
Insurance	16.53%	2.06%
Consumer Finance	13.73%	0.51%
Capital Markets	12.95%	2.65%
Financial Services	8.40%	4.20%
Consumer Discretionary Distribution & Retail	3.01%	5.46%
Information Technology	–	28.26%
Health Care	–	13.43%
Media & Entertainment	–	7.45%
Capital Goods	–	5.65%
Energy	–	4.11%
Food, Beverage & Tobacco	–	3.35%
Utilities	–	2.58%
Other	–	17.30%
	100.00%	100.00%

Top 10 Long-Term Holdings (% of Fund’s 06/30/23 Net Assets)
Capital One Financial Corp.	Consumer Finance	9.40%
Wells Fargo & Co.	Banks	7.62%
JPMorgan Chase & Co.	Banks	7.18%
Berkshire Hathaway Inc., Class A	Financial Services	6.26%
Markel Group Inc.	Property & Casualty Insurance	5.94%
Julius Baer Group Ltd.	Capital Markets	5.85%
Bank of New York Mellon Corp.	Capital Markets	5.81%
Chubb Ltd.	Property & Casualty Insurance	5.07%
Fifth Third Bancorp	Banks	4.65%
DBS Group Holdings Ltd.	Banks	4.40%

DAVIS SERIES, INC.
DAVIS APPRECIATION & INCOME FUND
Fund Overview
June 30, 2023 (Unaudited)

Asset Allocation (% of Fund’s 06/30/23 Net Assets)
Equities	78.79%
Fixed Income	14.44%
Short-Term Investments	6.84%
Other Assets & Liabilities	(0.07)%
100.00%

Equity Industry Weightings (% of 06/30/23 Stock Holdings)
	Fund	S&P 500®
Financial Services	26.22%	7.36%
Banks	18.81%	2.99%
Information Technology	17.85%	28.26%
Health Care	11.91%	13.43%
Media & Entertainment	6.91%	7.45%
Insurance	6.90%	2.06%
Consumer Discretionary Distribution & Retail	6.42%	5.46%
Capital Goods	4.98%	5.65%
Energy	–	4.11%
Food, Beverage & Tobacco	–	3.35%
Utilities	–	2.58%
Materials	–	2.50%
Real Estate	–	2.49%
Other	–	12.31%
	100.00%	100.00%

Equity Portfolio Composition (% of Fund’s 06/30/23 Stock Holdings)
Common Stock (U.S.)	87.05%
Common Stock (Foreign)	12.95%
100.00%

Top 10 Equity Holdings (% of Fund’s 06/30/23 Net Assets)
Berkshire Hathaway Inc., Class B	8.27%
Applied Materials, Inc.	6.54%
Capital One Financial Corp.	5.25%
Wells Fargo & Co.	5.20%
Amazon.com, Inc.	5.06%
Viatris Inc.	4.07%
Alphabet Inc., Class C	3.63%
Julius Baer Group Ltd.	3.52%
Quest Diagnostics Inc.	3.03%
Owens Corning	2.92%

Fixed Income Portfolio Composition (% of Fund's 06/30/23 Bond Holdings)
Mortgages	54.62%
Corporate Bonds	40.32%
Municipal Bonds	5.06%
100.00%

Top 5 Fixed Income Holdings (% of Fund’s 06/30/23 Net Assets)
Goldman Sachs Group, Inc., Sr. Notes, 5.868% (SOFR + 0.81%), 03/09/27	1.70%
CVS Health Corp., Sr. Notes, 4.30%, 03/25/28	1.23%
Occidental Petroleum Corp., Sr. Notes, 5.50%, 12/01/25	1.10%
Dell International LLC EMC Corp., Sr. Notes, 8.10%, 07/15/36	1.02%
Fannie Mae, 5.391%, 05/01/53, Pool No. BM7225	0.99%

DAVIS SERIES, INC.
DAVIS REAL ESTATE FUND
Fund Overview
June 30, 2023 (Unaudited)

Portfolio Composition (% of Fund’s 06/30/23 Net Assets)
Common Stock (U.S.)	95.85%
Short-Term Investments	2.13%
Common Stock (Foreign)	1.66%
Other Assets & Liabilities	0.36%
100.00%

Industry Weightings (% of 06/30/23 Stock Holdings)
	Fund	Wilshire U.S. Real Estate Securities Index
Specialized REITs	23.95%	23.71%
Residential REITs	21.44%	21.80%
Office REITs	15.23%	6.86%
Retail REITs	14.86%	11.94%
Industrial REITs	12.78%	18.22%
Health Care REITs	9.34%	10.94%
Hotel & Resort REITs	2.40%	3.67%
Diversified REITs	–	1.99%
Hotels, Restaurants & Leisure	–	0.64%
Real Estate Management & Development	–	0.23%
	100.00%	100.00%

Top 10 Long-Term Holdings (% of Fund’s 06/30/23 Net Assets)
Prologis, Inc.	Industrial REITs	7.10%
AvalonBay Communities, Inc.	Residential REITs	5.10%
Public Storage	Specialized REITs	4.91%
Essex Property Trust, Inc.	Residential REITs	4.48%
Simon Property Group, Inc.	Retail REITs	4.40%
Brixmor Property Group, Inc.	Retail REITs	4.23%
Equinix, Inc.	Specialized REITs	4.23%
Cousins Properties, Inc.	Office REITs	4.20%
Welltower Inc.	Health Care REITs	3.66%
Alexandria Real Estate Equities, Inc.	Office REITs	3.59%

DAVIS SERIES, INC.
Expense Example (Unaudited)
As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for each class is for the six-month period ended June 30, 2023.
Actual Expenses
The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.
Hypothetical Example for Comparison Purposes
The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

DAVIS SERIES, INC.
Expense Example (Unaudited) - (Continued)

	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period* (01/01/23-06/30/23)

Davis Opportunity Fund
Class A (annualized expense ratio 0.94%**)
Actual	$1,000.00	$1,113.15	$4.93
Hypothetical	$1,000.00	$1,020.13	$4.71
Class C (annualized expense ratio 1.75%**)
Actual	$1,000.00	$1,108.35	$9.15
Hypothetical	$1,000.00	$1,016.12	$8.75
Class Y (annualized expense ratio 0.68%**)
Actual	$1,000.00	$1,114.17	$3.56
Hypothetical	$1,000.00	$1,021.42	$3.41

Davis Government Bond Fund
Class A (annualized expense ratio 1.00%**)
Actual	$1,000.00	$1,014.16	$4.99
Hypothetical	$1,000.00	$1,019.84	$5.01
Class C (annualized expense ratio 1.75%**)
Actual	$1,000.00	$1,010.57	$8.72
Hypothetical	$1,000.00	$1,016.12	$8.75
Class Y (annualized expense ratio 0.75%**)
Actual	$1,000.00	$1,015.36	$3.75
Hypothetical	$1,000.00	$1,021.08	$3.76

Davis Government Money Market Fund
Class A, C, and Y (annualized expense ratio 0.69%**)
Actual	$1,000.00	$1,020.21	$3.46
Hypothetical	$1,000.00	$1,021.37	$3.46

Davis Financial Fund
Class A (annualized expense ratio 0.96%**)
Actual	$1,000.00	$1,008.59	$4.78
Hypothetical	$1,000.00	$1,020.03	$4.81
Class C (annualized expense ratio 1.75%**)
Actual	$1,000.00	$1,004.54	$8.70
Hypothetical	$1,000.00	$1,016.12	$8.75
Class Y (annualized expense ratio 0.74%**)
Actual	$1,000.00	$1,009.69	$3.69
Hypothetical	$1,000.00	$1,021.12	$3.71

Davis Appreciation & Income Fund
Class A (annualized expense ratio 1.00%**)
Actual	$1,000.00	$1,121.49	$5.26
Hypothetical	$1,000.00	$1,019.84	$5.01
Class C (annualized expense ratio 1.75%**)
Actual	$1,000.00	$1,117.23	$9.19
Hypothetical	$1,000.00	$1,016.12	$8.75
Class Y (annualized expense ratio 0.68%**)
Actual	$1,000.00	$1,123.14	$3.58
Hypothetical	$1,000.00	$1,021.42	$3.41

Davis Real Estate Fund
Class A (annualized expense ratio 1.00%**)
Actual	$1,000.00	$1,023.86	$5.02
Hypothetical	$1,000.00	$1,019.84	$5.01
Class C (annualized expense ratio 1.75%**)
Actual	$1,000.00	$1,019.91	$8.76
Hypothetical	$1,000.00	$1,016.12	$8.75
Class Y (annualized expense ratio 0.75%**)
Actual	$1,000.00	$1,025.23	$3.77
Hypothetical	$1,000.00	$1,021.08	$3.76
Hypothetical assumes 5% annual return before expenses.
*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (96.61%)
COMMUNICATION SERVICES – (5.27%)
Media & Entertainment – (5.27%)
Alphabet Inc., Class C *	56,740	$6,863,838
ASAC II L.P. *(a)(b)(c)	116,129	117,558
IAC Inc. *	69,100	4,339,480
Meta Platforms, Inc., Class A *	48,163	13,821,818
Vimeo, Inc. *	391,121	1,611,418
Total Communication Services		26,754,112
CONSUMER DISCRETIONARY – (6.78%)
Consumer Discretionary Distribution & Retail – (5.42%)
Alibaba Group Holding Ltd., ADR (China) *	10,400	866,840
Amazon.com, Inc. *	133,880	17,452,597
JD.com, Inc., Class A, ADR (China)	79,440	2,711,287
Prosus N.V., Class N (Netherlands)	88,590	6,487,811
		27,518,535
Consumer Services – (1.36%)
Delivery Hero SE (Germany) *	157,270	6,938,762
Total Consumer Discretionary		34,457,297
CONSUMER STAPLES – (2.38%)
Food, Beverage & Tobacco – (2.38%)
Darling Ingredients Inc. *	189,556	12,091,777
Total Consumer Staples		12,091,777
FINANCIALS – (20.82%)
Banks – (9.28%)
U.S. Bancorp	481,970	15,924,289
Wells Fargo & Co.	731,741	31,230,706
		47,154,995
Financial Services – (8.09%)
Consumer Finance – (5.27%)
Capital One Financial Corp.	244,600	26,751,902
Financial Services – (2.82%)
Berkshire Hathaway Inc., Class B *	41,993	14,319,613
		41,071,515
Insurance – (3.45%)
Property & Casualty Insurance – (3.45%)
Markel Group Inc. *	12,656	17,505,526
Total Financials		105,732,036
HEALTH CARE – (20.80%)
Health Care Equipment & Services – (15.89%)
Cigna Group	81,072	22,748,803
CVS Health Corp.	81,829	5,656,839
Humana Inc.	16,395	7,330,696
Quest Diagnostics Inc.	176,811	24,852,554
UnitedHealth Group Inc.	41,850	20,114,784
		80,703,676
Pharmaceuticals, Biotechnology & Life Sciences – (4.91%)
Viatris Inc.	2,496,950	24,919,561
Total Health Care		105,623,237
INDUSTRIALS – (25.23%)
Capital Goods – (24.15%)
Carrier Global Corp.	245,566	12,207,086
Eaton Corp. plc	62,517	12,572,169
Ferguson plc	85,385	13,486,684
Johnson Controls International plc	185,152	12,616,257
MasterBrand, Inc. *	899,280	10,458,626
Owens Corning	251,370	32,803,785
Schneider Electric SE (France)	106,520	19,352,194
WESCO International, Inc.	50,980	9,128,479
		122,625,280
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (1.08%)
DiDi Global Inc., Class A, ADS (China) *	1,828,198	$5,484,594
Total Industrials		128,109,874
INFORMATION TECHNOLOGY – (10.60%)
Semiconductors & Semiconductor Equipment – (5.89%)
Applied Materials, Inc.	78,510	11,347,835
Intel Corp.	283,950	9,495,288
Texas Instruments Inc.	50,402	9,073,368
		29,916,491
Software & Services – (4.34%)
Clear Secure, Inc., Class A	110,610	2,562,834
Microsoft Corp.	17,419	5,931,866
Oracle Corp.	61,130	7,279,972
SAP SE, ADR (Germany)	45,815	6,267,950
		22,042,622
Technology Hardware & Equipment – (0.37%)
Samsung Electronics Co., Ltd. (South Korea)	34,460	1,897,479
Total Information Technology		53,856,592
MATERIALS – (4.73%)
Teck Resources Ltd., Class B (Canada)	571,140	24,044,994
Total Materials		24,044,994
TOTAL COMMON STOCK – (Identified cost $333,158,073)		490,669,919

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (2.46%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.05%, 07/03/23 (d)	$6,719,000	$6,719,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.05%, 07/03/23 (e)	5,750,000	5,750,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $12,469,000)		12,469,000
Total Investments – (99.07%) – (Identified cost $345,627,073)		503,138,919
Other Assets Less Liabilities – (0.93%)		4,736,978
Net Assets – (100.00%)		$507,875,897

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.
(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.
(c)	Limited partnership units.
(d)	Dated 06/30/23, repurchase value of $6,721,828 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 7.00%, 12/01/29-07/20/62, total market value $6,853,380).
(e)
Dated 06/30/23, repurchase value of $5,752,420 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.50%-10.00%, 07/15/23-04/20/73, total market value
$5,865,000).

See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS GOVERNMENT BOND FUND
Schedule of Investments
June 30, 2023 (Unaudited)

	Principal	Value (Note 1)
MORTGAGES – (91.19%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (74.35%)
Fannie Mae
5.5004% (1 mo. LIBOR US + 0.35%), 07/25/37 (a)	$11,297	$11,205
3.50%, 01/25/39	92,974	91,487
5.9604% (1 mo. LIBOR US + 0.81%), 12/25/39 (a)	626,092	630,714
5.5504% (1 mo. LIBOR US + 0.40%), 09/25/40 (a)	238,354	236,676
3.00%, 04/25/41	162,542	155,234
2.00%, 12/25/42	237,952	207,050
2.50%, 04/25/43	393,887	366,291
2.50%, 07/25/47	151,682	130,731
Freddie Mac
4.00%, 06/15/26	52,907	52,062
2.00%, 06/15/28	175,568	168,108
2.50%, 01/15/29	99,638	94,903
5.6933% (1 mo. LIBOR US + 0.50%), 08/15/40 (a)	77,296	76,593
5.5433% (1 mo. LIBOR US + 0.35%), 09/15/43 (a)	155,928	153,411
Ginnie Mae
5.5791%, 06/20/31	96,415	95,359
4.00%, 09/20/39	21,712	20,913
1.00%, 12/20/42	57,557	46,003
3.50%, 03/16/47	53,072	52,121
2.40%, 10/16/50	353,343	314,530
1.00%, 06/20/51	986,108	765,296
2.60%, 03/16/52	109,282	95,287
2.70%, 06/16/58	685,668	639,401
5.6639% (1 mo. LIBOR US + 0.57%), 04/20/62 (a)	1,018,871	1,020,077
4.1876% (1 mo. LIBOR US + 0.62%), 09/20/64 (a)	529,261	526,352
2.25%, 07/20/65	554,981	529,467
2.25%, 03/20/66	1,771,674	1,681,880
5.1833% (30 day SOFR + 0.55%), 02/20/67 (a)	1,499,924	1,473,779
2.25%, 08/20/69	387,115	366,698
4.3652% (30 day SOFR + 1.15%), 02/20/71 (a)	1,915,705	1,905,751
4.5707%, 12/20/71	2,111,623	2,064,700
Total Collateralized Mortgage Obligations		13,972,079
FANNIE MAE POOLS – (10.90%)
3.57%, 11/01/25, Pool No. BL0533	1,500,000	1,447,189
4.00%, 05/01/29, Pool No. AL7358	194,109	190,089
2.00%, 08/01/30, Pool No. AX9709	170,604	160,514
	Principal	Value (Note 1)
MORTGAGES – (CONTINUED)
FANNIE MAE POOLS – (CONTINUED)
3.50%, 03/01/32, Pool No. MA1010	$239,581	$228,291
6.50%, 07/01/32, Pool No. 635069	3,942	3,900
6.00%, 09/01/37, Pool No. 888796	18,387	18,200
Total Fannie Mae Pools		2,048,183
FREDDIE MAC POOLS – (2.91%)
3.00%, 09/01/27, Pool No. U70063	148,827	142,136
2.50%, 09/01/31, Pool No. G18611	431,951	403,459
Total Freddie Mac Pools		545,595
GINNIE MAE POOLS – (3.03%)
5.068%, 12/20/61, Pool No. 756740	927	923
4.547%, 04/20/70, Pool No. BT6816	584,149	568,589
Total Ginnie Mae Pools		569,512
TOTAL MORTGAGES – (Identified cost $18,080,244)		17,135,369
SHORT-TERM INVESTMENTS – (8.81%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.05%, 07/03/23 (b)	892,000	892,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.05%, 07/03/23 (c)	764,000	764,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,656,000)		1,656,000
Total Investments – (100.00%) – (Identified cost $19,736,244)		18,791,369
Other Assets Less Liabilities – (0.00%)		865
Net Assets – (100.00%)		$18,792,234

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate

(a)	The interest rates on floating rate securities, shown as of June 30, 2023, may change daily or less frequently and are based on a published reference rate and basis point spread.
(b)	Dated 06/30/23, repurchase value of $892,375 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.57%- 4.05%, 10/01/29-05/01/44, total market value $909,840.
(c)
Dated 06/30/23, repurchase value of $764,322 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.50%-10.00%, 07/15/23-04/20/73, total market value
$779,280).

See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS GOVERNMENT MONEY MARKET FUND
Schedule of Investments
June 30, 2023 (Unaudited)

	Principal	Value (Note 1)
FEDERAL HOME LOAN BANK – (19.26%)
Discount Note, 5.1204%, 12/15/23 (a)	$5,000,000	$4,885,419
Discount Note, 4.9779%, 02/09/24 (a)	2,000,000	1,940,781
5.115% (SOFR + 0.055%), 08/01/23 (b)	5,000,000	5,000,000
4.625%, 10/20/23	2,000,000	2,000,000
4.75%, 10/24/23	4,000,000	3,999,660
5.00%, 12/14/23	2,000,000	2,000,000
4.90%, 02/07/24	2,000,000	2,000,000
5.18% (SOFR + 0.12%), 03/06/24 (b)	2,000,000	2,000,000
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $23,825,860)		23,825,860

U.S. GOVERNMENT – (4.01%)
U.S. Treasury Bill, 5.0884, 08/29/23 (a)	5,000,000	4,958,987
TOTAL U.S. GOVERNMENT – (Identified cost $4,958,987)		4,958,987
REPURCHASE AGREEMENTS – (71.77%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.05%, 07/03/23 (c)	47,858,000	47,858,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.05%, 07/03/23 (d)	40,951,000	40,951,000
TOTAL REPURCHASE AGREEMENTS – (Identified cost $88,809,000)		88,809,000
Total Investments – (95.04%) – (Identified cost $117,593,847)		117,593,847
Other Assets Less Liabilities – (4.96%)		6,139,197
Net Assets – (100.00%)		$123,733,044

SOFR:	Secured Overnight Financing Rate

(a)	Zero coupon bonds reflect the effective yield on the date of purchase.
(b)
The interest rates on floating rate securities, shown as of June 30, 2023, may change daily or less frequently and are based on a published reference rate and basis point spread. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(c)	Dated 06/30/23, repurchase value of $47,878,140 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 6.50%, 04/01/33-09/01/57, total market value $48,815,160).
(d)
Dated 06/30/23, repurchase value of $40,968,234 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.50%-10.00%, 07/15/23-04/20/73, total market value
$41,770,020).

See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS FINANCIAL FUND
Schedule of Investments
June 30, 2023 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (99.50%)
CONSUMER DISCRETIONARY – (3.00%)
Consumer Discretionary Distribution & Retail – (3.00%)
Prosus N.V., Class N (Netherlands)	315,050	$23,072,408
Total Consumer Discretionary		23,072,408
FINANCIALS – (96.50%)
Banks – (45.15%)
Bank of America Corp.	1,120,050	32,134,235
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	697,542	19,084,749
Danske Bank A/S (Denmark)	1,367,900	33,317,116
DBS Group Holdings Ltd. (Singapore)	1,451,334	33,892,666
DNB Bank ASA (Norway)	866,806	16,209,884
Fifth Third Bancorp	1,364,350	35,759,614
JPMorgan Chase & Co.	379,944	55,259,055
Metro Bank Holdings PLC (United Kingdom) *	1,342,020	2,031,689
PNC Financial Services Group, Inc.	233,176	29,368,517
U.S. Bancorp	963,608	31,837,608
Wells Fargo & Co.	1,373,669	58,628,193
		347,523,326
Financial Services – (34.91%)
Capital Markets – (12.89%)
Bank of New York Mellon Corp.	1,004,651	44,727,063
Charles Schwab Corp.	166,758	9,451,843
Julius Baer Group Ltd. (Switzerland)	713,464	45,024,954
		99,203,860
Consumer Finance – (13.66%)
American Express Co.	188,382	32,816,145
Capital One Financial Corp.	661,241	72,319,928
		105,136,073
Financial Services – (8.36%)
Berkshire Hathaway Inc., Class A *	93	48,156,330
Rocket Companies, Inc., Class A *	1,803,239	16,157,021
		64,313,351
		268,653,284
Insurance – (16.44%)
Life & Health Insurance – (1.14%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,378,800	8,806,276
Property & Casualty Insurance – (14.14%)
Chubb Ltd.	202,838	39,058,485
Loews Corp.	405,086	24,054,007
Markel Group Inc. *	33,081	45,756,978
		108,869,470
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (1.16%)
Everest Group, Ltd.	26,021	$8,895,539
		126,571,285
Total Financials		742,747,895
TOTAL COMMON STOCK – (Identified cost $519,961,416)		765,820,303

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.30%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.05%, 07/03/23 (a)	$1,252,000	$1,252,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.05%, 07/03/23 (b)	1,071,000	1,071,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,323,000)		2,323,000
Total Investments – (99.80%) – (Identified cost $522,284,416)		768,143,303
Other Assets Less Liabilities – (0.20%)		1,514,460
Net Assets – (100.00%)		$769,657,763

*	Non-income producing security.
(a)	Dated 06/30/23, repurchase value of $1,252,527 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.518%-3.00%, 01/01/48-02/01/48, total market value $1,277,040).
(b)
Dated 06/30/23, repurchase value of $1,071,451 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.50%-10.00%, 07/15/23-04/20/73, total market value
$1,092,420).

See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS APPRECIATION & INCOME FUND
Schedule of Investments
June 30, 2023 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (78.79%)
COMMUNICATION SERVICES – (5.44%)
Media & Entertainment – (5.44%)
Alphabet Inc., Class C *	60,590	$7,329,572
Meta Platforms, Inc., Class A *	12,722	3,650,960
Total Communication Services		10,980,532
CONSUMER DISCRETIONARY – (5.06%)
Consumer Discretionary Distribution & Retail – (5.06%)
Amazon.com, Inc. *	78,270	10,203,277
Total Consumer Discretionary		10,203,277
FINANCIALS – (40.91%)
Banks – (14.82%)
Bank of America Corp.	101,200	2,903,428
Danske Bank A/S (Denmark)	234,720	5,716,934
DBS Group Holdings Ltd. (Singapore)	208,925	4,878,977
JPMorgan Chase & Co.	33,233	4,833,407
U.S. Bancorp	32,635	1,078,260
Wells Fargo & Co.	245,548	10,479,989
		29,890,995
Financial Services – (20.66%)
Capital Markets – (6.14%)
Bank of New York Mellon Corp.	118,600	5,280,072
Julius Baer Group Ltd. (Switzerland)	112,410	7,093,918
		12,373,990
Consumer Finance – (6.25%)
American Express Co.	11,565	2,014,623
Capital One Financial Corp.	96,831	10,590,407
		12,605,030
Financial Services – (8.27%)
Berkshire Hathaway Inc., Class B *	48,926	16,683,766
		41,662,786
Insurance – (5.43%)
Life & Health Insurance – (1.43%)
AIA Group Ltd. (Hong Kong)	284,360	2,888,101
Property & Casualty Insurance – (4.00%)
Chubb Ltd.	22,955	4,420,215
Markel Group Inc. *	2,640	3,651,595
		8,071,810
		10,959,911
Total Financials		82,513,692
HEALTH CARE – (9.38%)
Health Care Equipment & Services – (5.31%)
Cigna Group	16,380	4,596,228
Quest Diagnostics Inc.	43,500	6,114,360
		10,710,588
Pharmaceuticals, Biotechnology & Life Sciences – (4.07%)
Viatris Inc.	823,600	8,219,528
Total Health Care		18,930,116
INDUSTRIALS – (3.93%)
Capital Goods – (3.93%)
Johnson Controls International plc	29,977	2,042,633
Owens Corning	45,020	5,875,110
Total Industrials		7,917,743
INFORMATION TECHNOLOGY – (14.07%)
Semiconductors & Semiconductor Equipment – (11.61%)
Applied Materials, Inc.	91,198	13,181,759
Intel Corp.	144,340	4,826,729
Texas Instruments Inc.	29,983	5,397,540
		23,406,028
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (2.46%)
Microsoft Corp.	14,581	$4,965,414
Total Information Technology		28,371,442
TOTAL COMMON STOCK – (Identified cost $115,586,143)		158,916,802

	Principal	Value (Note 1)
CORPORATE BONDS – (5.82%)
ENERGY – (1.10%)
Occidental Petroleum Corp., Sr. Notes, 5.50%, 12/01/25	$2,250,000	$2,223,382
Total Energy		2,223,382
FINANCIALS – (1.70%)
Financial Services – (1.70%)
Capital Markets – (1.70%)
Goldman Sachs Group, Inc., Sr. Notes, 5.868% (SOFR + 0.81%), 03/09/27 (a)	3,500,000	3,430,831
Total Financials		3,430,831
HEALTH CARE – (2.00%)
Health Care Equipment & Services – (1.23%)
CVS Health Corp., Sr. Notes, 4.30%, 03/25/28	2,575,000	2,485,158
Pharmaceuticals, Biotechnology & Life Sciences – (0.77%)
Viatris Inc., Sr. Notes, 2.70%, 06/22/30	1,925,000	1,558,791
Total Health Care		4,043,949
INFORMATION TECHNOLOGY – (1.02%)
Technology Hardware & Equipment – (1.02%)
Dell International LLC EMC Corp., Sr. Notes, 8.10%, 07/15/36	1,750,000	2,048,773
Total Information Technology		2,048,773
TOTAL CORPORATE BONDS – (Identified cost $12,984,464)		11,746,935
MORTGAGES – (7.89%)
Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 144A, 1.40%, 10/25/63 (b)	1,817,719	1,543,807
Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 144A, 1.75%, 10/25/61 (b)	558,198	485,384
Brean Asset Backed Securities Trust, Series 2022-RM3, Class A, 144A, 1.75%, 02/25/62 (b)	1,082,055	938,857
Fannie Mae
4.50%, 10/01/33, Pool No. AL8809	673,709	670,839
1.62%, 09/01/51, Pool No. BT4507	1,670,268	1,447,001
5.391%, 05/01/53, Pool No. BM7225	2,000,000	1,989,670
Freddie Mac
2.00%, 10/25/40	390,370	358,704
5.00%, 06/01/44, Pool No. G60660	936,484	948,893
Ginnie Mae, Series 2020-H16, 4.4092% (1 mo. LIBOR US + 1.25%), 09/20/70 (a)	1,236,518	1,259,362
Ginnie Mae, Series 2022-207, 7.00%, 12/20/62	1,449,009	1,496,325
IMS Ecuadorian Mortgage Trust, Series 2021-1, 144A, 3.40%, 08/18/43 (b)	1,115,086	1,028,667
Morgan Stanley BAML Trust, Series 2014-C19, Class A3, 3.246%, 12/15/47	2,042,408	1,976,290
SBA, 5.60% (Prime Rate – 2.40%), 01/25/33, Pool No. 530303 (a)	1,800,294	1,771,345
TOTAL MORTGAGES – (Identified cost $16,851,002)		15,915,144

DAVIS SERIES, INC.
DAVIS APPRECIATION & INCOME FUND
Schedule of Investments - (Continued)
June 30, 2023 (Unaudited)
	Principal	Value (Note 1)
MUNICIPAL BONDS – (0.73%)
American Eagle Northwest, LLC, Washington Military Housing Revenue Taxable Bonds, Series 2005-A, 5.48%, 12/15/28	$1,500,000	$1,473,541
TOTAL MUNICIPAL BONDS – (Identified cost $1,635,580)		1,473,541
SHORT-TERM INVESTMENTS – (6.84%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.05%, 07/03/23 (c)	7,433,000	7,433,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.05%, 07/03/23 (d)	6,360,000	6,360,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $13,793,000)		13,793,000
Total Investments – (100.07%) – (Identified cost $160,850,189)		201,845,422
Liabilities Less Other Assets – (0.07%)		(138,028)
Net Assets – (100.00%)		$201,707,394

SOFR:	Secured Overnight Financing Rate
LIBOR:	London Inter-Bank Offered Rate

*	Non-income producing security.
(a)	The interest rates on floating rate securities, shown as of June 30, 2023, may change daily or less frequently and are based on a published reference rate and basis point spread.
(b)
These securities are subject to Rule 144A. The Board of Directors of the
Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $3,996,715 or
1.98% of the Fund’s net assets as of June 30, 2023.

(c)	Dated 06/30/23, repurchase value of $7,436,128 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.57%- 4.50%, 08/01/29-11/01/52, total market value $7,581,660).
(d)
Dated 06/30/23, repurchase value of $6,362,677 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.50%-10.00%, 07/15/23-04/20/73, total market value
$6,487,200).

See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS REAL ESTATE FUND
Schedule of Investments
June 30, 2023 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (97.51%)
REAL ESTATE – (97.51%)
Equity Real Estate Investment Trusts (REITs) – (97.51%)
Health Care REITs – (9.11%)
Community Healthcare Trust, Inc.	47,430	$1,566,139
Healthpeak Properties, Inc.	94,960	1,908,696
Ventas, Inc.	115,450	5,457,321
Welltower Inc.	74,220	6,003,656
		14,935,812
Hotel & Resort REITs – (2.34%)
Sunstone Hotel Investors, Inc.	379,030	3,835,784
Industrial REITs – (12.47%)
Prologis, Inc.	94,856	11,632,191
Rexford Industrial Realty, Inc.	71,038	3,709,605
Terreno Realty Corp.	84,839	5,098,824
		20,440,620
Office REITs – (14.85%)
Alexandria Real Estate Equities, Inc.	51,803	5,879,122
Boston Properties, Inc.	56,796	3,270,882
Cousins Properties, Inc.	302,039	6,886,489
Derwent London plc (United Kingdom)	55,160	1,435,823
Douglas Emmett, Inc.	211,480	2,658,304
Great Portland Estates plc (United Kingdom)	241,470	1,277,093
Highwoods Properties, Inc.	67,440	1,612,490
Hudson Pacific Properties, Inc.	313,820	1,324,320
		24,344,523
Residential REITs – (20.90%)
American Homes 4 Rent, Class A	124,160	4,401,472
AvalonBay Communities, Inc.	44,208	8,367,248
Camden Property Trust	30,245	3,292,773
Equity Residential	65,170	4,299,265
Essex Property Trust, Inc.	31,354	7,346,242
Sun Communities, Inc.	14,820	1,933,417
UDR, Inc.	107,940	4,637,103
		34,277,520
Retail REITs – (14.48%)
Brixmor Property Group, Inc.	315,560	6,942,320
Federal Realty Investment Trust	25,539	2,471,409
NetSTREIT Corp.	74,310	1,327,920
Regency Centers Corp.	40,520	2,502,920
Retail Opportunity Investments Corp.	243,644	3,291,630
Simon Property Group, Inc.	62,476	7,214,729
		23,750,928
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (23.36%)
American Tower Corp.	28,030	$5,436,138
Crown Castle Inc.	33,550	3,822,687
CubeSmart	63,120	2,818,939
Digital Realty Trust, Inc.	45,805	5,215,815
Equinix, Inc.	8,850	6,937,869
Life Storage, Inc.	28,290	3,761,439
Public Storage	27,601	8,056,180
VICI Properties Inc.	71,610	2,250,702
		38,299,769
Total Real Estate		159,884,956
TOTAL COMMON STOCK – (Identified cost $144,756,322)		159,884,956

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (2.13%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.05%, 07/03/23 (a)	$1,885,000	$1,885,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.05%, 07/03/23 (b)	1,613,000	1,613,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,498,000)		3,498,000
Total Investments – (99.64%) – (Identified cost $148,254,322)		163,382,956
Other Assets Less Liabilities – (0.36%)		592,995
Net Assets – (100.00%)		$163,975,951

(a)	Dated 06/30/23, repurchase value of $1,885,793 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.57%- 7.00%, 10/01/23-02/01/53, total market value $1,922,700).
(b)
Dated 06/30/23, repurchase value of $1,613,679 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.50%-10.00%, 07/15/23-04/20/73, total market value
$1,645,260).

See Notes to Financial Statements

DAVIS SERIES, INC.
Statements of Assets and Liabilities
At June 30, 2023 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments):
Unaffiliated investments	$490,669,919	$17,135,369	$28,784,847	$765,820,303	$188,052,422	$159,884,956
Repurchase agreements	12,469,000	1,656,000	88,809,000	2,323,000	13,793,000	3,498,000
Cash	46,321	753	775	698	50	941
Receivables:
Capital stock sold	109,230	7,593	6,397,711	856,192	187,523	28,624
Dividends and interest	526,704	38,685	160,335	2,234,755	313,994	731,790
Investment securities sold	4,891,256	–	–	288,578	–	–
Prepaid expenses	7,019	419	1,563	12,541	2,755	3,153
Due from Adviser	365	7,130	–	–	785	360
Total assets	508,719,814	18,845,949	124,154,231	771,536,067	202,350,529	164,147,824

LIABILITIES:
Payables:
Capital stock redeemed	398,932	4,083	303,208	1,125,070	467,765	8,825
Distributions payable	–	9,509	10,911	–	–	–
Accrued audit fees	6,796	3,478	2,588	1,961	6,193	5,904
Accrued custodian fees	55,900	9,410	30,330	83,800	20,500	16,400
Accrued distribution and service plan fees	85,043	5,450	–	157,701	33,804	26,145
Accrued investment advisory fees	232,502	4,864	35,927	360,290	91,703	77,136
Accrued transfer agent fees	46,902	6,914	22,389	119,651	17,439	25,394
Accrued recapture fees	–	–	9,629	–	–	–
Other accrued expenses	17,842	10,007	6,205	29,831	5,731	12,069
Total liabilities	843,917	53,715	421,187	1,878,304	643,135	171,873

NET ASSETS	$507,875,897	$18,792,234	$123,733,044	$769,657,763	$201,707,394	$163,975,951

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$134,711	$37,558	$1,237,330	$160,124	$39,574	$41,587

Additional paid-in capital	329,696,188	24,944,624	122,460,350	479,519,015	159,173,129	147,669,738

Distributable earnings (losses)	178,044,998	(6,189,948)	35,364	289,978,624	42,494,691	16,264,626
Net Assets	$507,875,897	$18,792,234	$123,733,044	$769,657,763	$201,707,394	$163,975,951

*Including:
Cost of unaffiliated investments	$333,158,073	$18,080,244	$28,784,847	$519,961,416	$147,057,189	$144,756,322
Cost of repurchase agreements	12,469,000	1,656,000	88,809,000	2,323,000	13,793,000	3,498,000

DAVIS SERIES, INC.
Statements of Assets and Liabilities - (Continued)
At June 30, 2023 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund

CLASS A SHARES:
Net assets	$283,924,746	$16,764,317	$117,780,930	$366,259,956	$111,481,506	$91,803,900
Shares outstanding	7,676,524	3,352,861	117,780,930	7,610,981	2,191,279	2,342,715
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$36.99	$5.00	$1.00	$48.12	$50.88	$39.19
Maximum offering price per share (100/95.25 of net asset value)†	$38.83	$5.25	$NA	$50.52	$53.42	$41.14

CLASS C SHARES:
Net assets	$12,199,849	$517,309	$1,233,077	$51,575,196	$2,309,803	$1,882,681
Shares outstanding	464,037	103,291	1,233,077	1,371,220	45,542	48,042
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$26.29	$5.01	$1.00	$37.61	$50.72	$39.19

CLASS Y SHARES:
Net assets	$211,751,302	$1,510,608	$4,719,037	$351,822,611	$87,916,085	$70,289,370
Shares outstanding	5,330,520	299,696	4,719,037	7,030,180	1,720,615	1,767,927
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$39.72	$5.04	$1.00	$50.04	$51.10	$39.76

†	On purchases of $100,000 or more, the offering price is reduced.
See Notes to Financial Statements

DAVIS SERIES, INC.
Statements of Operations
For the six months ended June 30, 2023 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
INVESTMENT INCOME:
Income:
Dividends*	$4,451,899	$–	$–	$12,161,088	$1,641,135	$3,308,594
Interest	357,912	280,760	2,630,094	52,467	843,040	92,736
Net securities lending fees	–	–	–	46,822	–	–
Total income	4,809,811	280,760	2,630,094	12,260,377	2,484,175	3,401,330

Expenses:
Investment advisory fees (Note 3)	1,313,134	29,464	166,565	2,218,920	523,597	465,967
Custodian fees	55,222	9,408	30,167	83,135	20,220	15,804
Transfer agent fees:
Class A	116,420	24,122	61,677	183,224	56,336	62,819
Class C	8,278	2,772	729	34,880	4,310	3,798
Class Y	51,300	2,767	2,777	209,261	11,315	27,583
Audit fees	14,245	10,386	13,677	19,465	14,245	18,898
Legal fees	11,222	483	2,576	19,067	4,477	4,119
Accounting fees (Note 3)	13,002	1,002	2,502	24,498	4,998	6,000
Reports to shareholders	10,575	2,242	2,070	32,819	4,405	5,730
Directors’ fees and expenses	36,262	3,190	9,225	61,802	15,522	14,069
Registration and filing fees	28,500	22,875	26,775	37,500	22,500	24,000
Excise tax expense (Note 1)	–	–	746	–	–	–
Expenses recaptured by Adviser (Note 3):
Class A	–	–	52,698	–	–	–
Class C	–	–	708	–	–	–
Class Y	–	–	2,251	–	–	–
Miscellaneous	20,870	10,205	7,265	30,316	14,131	14,309
Distribution and service plan fees (Note 3):
Class A	293,960	19,033	–	440,772	125,013	91,832
Class C	60,189	2,588	–	282,408	11,789	10,409
Total expenses	2,033,179	140,537	382,408	3,678,067	832,858	765,337
Reimbursement/waiver of expenses by Adviser (Note 3):
Class A	–	(35,325)	–	–	–	–
Class C	(1,315)	(3,185)	–	–	(3,200)	(3,015)
Class Y	–	(4,385)	–	–	–	–
Net expenses	2,031,864	97,642	382,408	3,678,067	829,658	762,322
Net investment income	2,777,947	183,118	2,247,686	8,582,310	1,654,517	2,639,008

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	16,014,393	(419,171)	–	17,215,605	5,944,446	1,960,604
Foreign currency transactions	1,619	–	–	58,326	(2,129)	(658)
Net realized gain (loss)	16,016,012	(419,171)	–	17,273,931	5,942,317	1,959,946
Net increase (decrease) in unrealized appreciation (depreciation)	33,427,792	509,232	–	(19,505,500)	14,645,141	407,680
Net realized and unrealized gain (loss) on investments and foreign currency transactions	49,443,804	90,061	–	(2,231,569)	20,587,458	2,367,626
Net increase in net assets resulting from operations	$52,221,751	$273,179	$2,247,686	$6,350,741	$22,241,975	$5,006,634

*Net of foreign taxes withheld of	$121,168	$–	$–	$625,245	$48,790	$7,554
See Notes to Financial Statements

DAVIS SERIES, INC.
Statements of Changes in Net Assets
For the six months ended June 30, 2023 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund

OPERATIONS:
Net investment income	$2,777,947	$183,118	$2,247,686	$8,582,310	$1,654,517	$2,639,008

Net realized gain (loss) from investments and foreign currency transactions	16,016,012	(419,171)	–	17,273,931	5,942,317	1,959,946

Net increase (decrease) in unrealized appreciation (depreciation) on investments and foreign currency transactions	33,427,792	509,232	–	(19,505,500)	14,645,141	407,680
Net increase in net assets resulting from operations	52,221,751	273,179	2,247,686	6,350,741	22,241,975	5,006,634

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	–	(172,375)	(2,126,841)	–	(663,151)	(857,408)
Class C	–	(189)	(25,042)	–	(5,760)	(10,747)
Class Y	–	(21,662)	(95,803)	–	(641,826)	(738,157)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	(11,086,385)	(1,122,116)	(153,320)	(15,473,681)	(4,346,627)	(9,231,645)
Class C	(1,462,297)	(29,496)	(59,495)	(9,023,828)	(131,747)	(431,221)
Class Y	(3,537,573)	(1,595,336)	509,845	(55,730,376)	588,280	(10,418,170)

Total increase (decrease) in net assets	36,135,496	(2,667,995)	297,030	(73,877,144)	17,041,144	(16,680,714)

NET ASSETS:
Beginning of period	471,740,401	21,460,229	123,436,014	843,534,907	184,666,250	180,656,665
End of period	$507,875,897	$18,792,234	$123,733,044	$769,657,763	$201,707,394	$163,975,951
See Notes to Financial Statements

DAVIS SERIES, INC.
Statements of Changes in Net Assets
For the year ended December 31, 2022

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund

OPERATIONS:
Net investment income	$4,385,785	$115,999	$1,212,448	$15,232,223	$1,994,592	$3,768,337

Net realized gain (loss) from investments and foreign currency transactions	(1,035,457)	137	–	37,925,834	(4,609,773)	1,345,678

Net increase (decrease) in unrealized appreciation (depreciation) on investments and foreign currency transactions	(87,301,764)	(1,436,254)	–	(150,239,878)	(32,466,766)	(74,513,208)
Net increase (decrease) in net assets resulting from operations	(83,951,436)	(1,320,118)	1,212,448	(97,081,821)	(35,081,947)	(69,399,193)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(21,129,914)	(151,670)	(1,149,819)	(12,727,253)	(2,695,394)	(5,210,340)
Class C	(1,292,607)	–	(15,005)	(1,838,537)	(46,148)	(97,445)
Class Y	(15,132,101)	(57,227)	(47,624)	(14,269,487)	(2,286,964)	(4,225,908)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	(4,642,940)	(2,648,803)	(22,072,440)	(16,800,977)	(1,859,923)	(9,024,478)
Class C	(2,654,593)	(17,117)	(409,414)	(9,338,632)	(767,984)	(681,605)
Class Y	(2,732,749)	1,246,639	(497,668)	(30,428,188)	(1,580,316)	9,141,548

Total decrease in net assets	(131,536,340)	(2,948,296)	(22,979,522)	(182,484,895)	(44,318,676)	(79,497,421)

NET ASSETS:
Beginning of year	603,276,741	24,408,525	146,415,536	1,026,019,802	228,984,926	260,154,086
End of year	$471,740,401	$21,460,229	$123,436,014	$843,534,907	$184,666,250	$180,656,665
See Notes to Financial Statements

DAVIS SERIES, INC.
Notes to Financial Statements
June 30, 2023 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Davis Series, Inc. (a Maryland corporation) (“Company”) is registered under the Investment Company Act of 1940 (“1940 Act”) as amended, as an open-end management investment company. The Company follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund are diversified under the 1940 Act. Davis Financial Fund is non-diversified under the 1940 Act. The Company operates as a series issuing shares of common stock in the following six funds (collectively “Funds”):
Davis Opportunity Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.
Davis Government Bond Fund seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.
Davis Government Money Market Fund seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.
The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.
It invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund’s portfolio maintains a dollar-weighted average maturity of sixty days or less.
Davis Financial Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities and will concentrate investments in companies principally engaged in the banking, insurance, and financial service industries.
Davis Appreciation & Income Fund seeks to achieve total return through a combination of growth and income. Under normal circumstances, the Fund invests in a diversified portfolio of common stock, preferred stock, and fixed income securities, which could consist of both investment grade and high-yield, high-risk debt securities (“junk bonds”). The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default.
Davis Real Estate Fund seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.
Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of its Funds will be achieved.
The Company accounts separately for the assets, liabilities, and operations of each Fund. Each Fund offers Class A, Class C, and Class Y shares. Class A shares are sold with a front-end sales charge, except for shares of Davis Government Money Market Fund, which are sold at net asset value. Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class C shares automatically convert to Class A shares after 8 years. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All expenses for Davis Government Money Market Fund are allocated evenly across all classes of shares based upon the relative portion of net assets represented by each class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2023 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Security Valuation  - The Funds' Board of Directors has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds' investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2023 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of June 30, 2023 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$26,636,554	$–	$–	$–	$10,980,532	$–
Consumer Discretionary	21,030,724	–	–	–	10,203,277	–
Consumer Staples	12,091,777	–	–	–	–	–
Financials	105,732,036	–	–	603,465,310	61,935,762	–
Health Care	105,623,237	–	–	–	18,930,116	–
Industrials	95,270,996	–	–	–	7,917,743	–
Information Technology	51,959,113	–	–	–	28,371,442	–
Materials	24,044,994	–	–	–	–	–
Real Estate	–	–	–	–	–	157,172,040
Total Level 1	442,389,431	–	–	603,465,310	138,338,872	157,172,040
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	13,426,573	–	–	23,072,408	–	–
Financials	–	–	–	139,282,585	20,577,930	–
Industrials	32,838,878	–	–	–	–	–
Information Technology	1,897,479	–	–	–	–	–
Real Estate	–	–	–	–	–	2,712,916
Debt securities issued by U.S. Treasury and U.S. Government corporations and agencies:
Short-term	–	–	28,784,847	–	–	–
Corporate Bonds	–	–	–	–	11,746,935	–
Mortgages	–	17,135,369	–	–	15,915,144	–
Municipal Bonds	–	–	–	–	1,473,541	–
Short-Term Investments	12,469,000	1,656,000	88,809,000	2,323,000	13,793,000	3,498,000
Total Level 2	60,631,930	18,791,369	117,593,847	164,677,993	63,506,550	6,210,916
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	117,558	–	–	–	–	–
Total Level 3	117,558	–	–	–	–	–
Total Investments	$503,138,919	$18,791,369	$117,593,847	$768,143,303	$201,845,422	$163,382,956

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2023. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at June 30, 2023 was $4,553 for Davis Opportunity Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2023 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)

	Beginning Balance at January 1, 2023	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2023
Davis Opportunity Fund
Investments in Securities:
Common Stock	$113,005	$–	$–	$4,553	$–	$–	$–	$117,558
Total Level 3	$113,005	$–	$–	$4,553	$–	$–	$–	$117,558
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at June 30, 2023	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$117,558	Discounted Cash Flow	Annualized Yield	5.528%	Decrease
Total Level 3	$117,558
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to USD. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Funds.
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the USD equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2023 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Federal Income Taxes - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income tax is required. Davis Government Money Market Fund incurred a 2022 excise tax liability of $746 during the six months ended June 30, 2023. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2023, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2019.
Capital losses will be carried forward to future years if not offset by gains. At December 31, 2022, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

	Capital Loss Carryforwards
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Appreciation & Income Fund
Character
Short-term	$1,459,058	$2,855,355	$8,196
Long-term	–	1,955,530	4,602,543
Total	$1,459,058	$4,810,885	$4,610,739
Under current tax regulations, losses realized after October 31 (“post-October” losses; for the period from November 1, 2022 through December 31, 2022) may be deferred and treated as occurring on the first business day of the following fiscal year. At December 31, 2022, Davis Real Estate Fund had short-term post-October losses in the amount of $92,679 and long-term post-October losses in the amount of $1,522,491.
At June 30, 2023, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Cost	$346,382,783	$19,736,244	$117,593,847	$523,318,797	$160,989,826	$150,267,135

Unrealized appreciation	205,579,873	1,206	–	294,685,672	49,271,570	32,401,946
Unrealized depreciation	(48,823,737)	(946,081)	–	(49,861,166)	(8,415,974)	(19,286,125)
Net unrealized appreciation (depreciation)	$156,756,136	$(944,875)	$–	$244,824,506	$40,855,596	$13,115,821
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, corporate actions, paydowns on fixed income securities, foreign currency transactions, Directors’ deferred compensation, passive foreign investment company shares, partnership income, and equalization. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2023 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Dividends and Distributions to Shareholders - (Continued)
or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.
Indemnification - Under the Funds' organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the six months ended June 30, 2023 were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Cost of purchases	$14,109,575	$1,130,139	$6,492,369	$8,235,629	$12,962,924
Proceeds from sales	38,464,909	2,756,752	76,382,550	13,760,990	29,459,944
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.
All officers of the Funds (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.
As of June 30, 2023, related shareholders held greater than 20% of outstanding shares of the following Funds:

Davis Government Money Market Fund	Davis Appreciation & Income Fund
26%	30%
Investment activities of these shareholders could have a material impact on the Funds.
Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate for Davis Opportunity Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund is 0.55% of the average net assets for each Fund. The annual rate for Davis Government Bond Fund and Davis Government Money Market Fund is 0.30% of the average net assets for each Fund.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2023 (Unaudited)
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
Transfer Agent and Accounting Fees - SS&C Global Investor & Distribution Solutions, Inc. is the Funds’ primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain transfer agent and accounting services.

	Six months ended June 30, 2023 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Transfer agent fees paid to Adviser	$16,742	$2,932	$6,676	$44,342	$7,503	$10,754
Accounting fees paid to Adviser	13,002	1,002	2,502	24,498	4,998	6,000
Reimbursement and Waivers of Expenses - The Adviser is contractually committed to waive fees and/or reimburse Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund expenses to the extent necessary to cap total annual operating expenses (Class A shares, 1.00%; Class C shares, 1.75%; Class Y shares, 0.75%). The Adviser is obligated to continue the expense cap through May 1, 2024. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to these Funds. The expense cap cannot be modified prior to that date without the consent of the Board of Directors. The Adviser is contractually committed to waive fees and/or reimburse Davis Government Money Market Fund expenses such that net investment income will not be less than zero until May 1, 2024. Reimbursement and waivers of expenses during the six months ended June 30, 2023 were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Class A	$–	$35,325	$–	$–
Class C	1,315	3,185	3,200	3,015
Class Y	–	4,385	–	–
The Adviser may recapture from the assets of Davis Government Money Market Fund any of the operating expenses it has reimbursed (but not any of the advisory fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs. Any potential recovery is limited to an amount such that (i) the Fund’s net investment income will not be less than zero for any class of shares; and (ii) may not exceed 0.10% of net assets (ten basis points) in any calendar year. This recapture could negatively affect the Fund’s future yield. The reimbursed amounts eligible for recapture as of June 30, 2023 and the amounts recaptured of previously reimbursed expenses were as follows:

	Davis Government Money Market Fund
	Amounts Eligible for Recapture		Amounts Recaptured
	Expiring 12/31/2024	Expiring 12/31/2025	During the six months ended 06/30/2023
Class A	$144,350	$20,980	$52,698
Class C	1,939	291	708
Class Y	6,167	830	2,251
Distribution and Service Plan Fees - The Funds have adopted separate Distribution Plans (“12b-1 Plans”) for Class A and Class C shares. Under the 12b-1 Plans, the Funds (other than Davis Government Money Market Fund) reimburse Davis Distributors, LLC (“Distributor”), the Funds’ Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. Each of the Funds (other than Davis Government Money Market Fund) pays the Distributor a 12b-1 fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc., which currently is 1.00%. The Funds pay the 12b-1 fee on Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2023 (Unaudited)
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
Distribution and Service Plan Fees - (Continued)

	Six months ended June 30, 2023 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Distribution fees:
Class C	$45,142	$1,941	$211,806	$8,842	$7,807

Service fees:
Class A	293,960	19,033	440,772	125,013	91,832
Class C	15,047	647	70,602	2,947	2,602
The shareholders of Davis Government Money Market Fund have adopted a Distribution Plan in accordance with Rule 12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.
Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Class A shares of the Funds (other than Davis Government Money Market Fund) are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.
Class C shares of the Funds are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares (other than Davis Government Money Market Fund) within the first year of the original purchase.
The Distributor received commissions earned on sales of Class A shares of the Funds (other than Davis Government Money Market Fund) of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class C shares of the Funds (other than Davis Government Money Market Fund) are re-allowed to qualified selling dealers.

	Six months ended June 30, 2023 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Class A commissions retained by the Distributor	$1,250	$109	$11,987	$981	$609
Class A commissions re-allowed to investment dealers	6,319	548	65,141	5,448	3,260
Total commissions earned on sales of Class A	$7,569	$657	$77,128	$6,429	$3,869

Class C commission advances by the Distributor	$1,152	$6	$14,874	$742	$95

Class C CDSCs received by the Distributor	2	23	964	12	2

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2023 (Unaudited)
NOTE 4 - CAPITAL STOCK
At June 30, 2023, there were 10 billion shares of capital stock ($0.01 par value per share) authorized, of which 450 million shares each are designated to Davis Opportunity Fund, Davis Financial Fund, and Davis Appreciation & Income Fund, 350 million shares each are designated to Davis Government Bond Fund and Davis Real Estate Fund, and 4.6 billion shares are designated to Davis Government Money Market Fund. Transactions in capital stock were as follows:

		Six months ended June 30, 2023 (Unaudited)
		Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Opportunity Fund
Shares:	Class A	103,002	–	(423,581)	(320,579)
	Class C	10,816	–	(70,406)	(59,590)
	Class Y	164,855	–	(264,158)	(99,303)
Value:	Class A	$3,588,009	$–	$(14,674,394)	$(11,086,385)
	Class C	272,076	–	(1,734,373)	(1,462,297)
	Class Y	6,181,357	–	(9,718,930)	(3,537,573)
Davis Government Bond Fund
Shares:	Class A	29,781	31,287	(284,910)	(223,842)
	Class C	2,883	38	(8,856)	(5,935)
	Class Y	5,750	4,280	(327,480)	(317,450)
Value:	Class A	$149,469	$156,657	$(1,428,242)	$(1,122,116)
	Class C	14,504	189	(44,189)	(29,496)
	Class Y	28,999	21,611	(1,645,946)	(1,595,336)
Davis Government Money Market Fund
Shares:	Class A	78,397,173	2,062,204	(80,612,697)	(153,320)
	Class C	85,122	25,042	(169,659)	(59,495)
	Class Y	1,005,234	95,803	(591,192)	509,845
Value:	Class A	$78,397,173	$2,062,204	$(80,612,697)	$(153,320)
	Class C	85,122	25,042	(169,659)	(59,495)
	Class Y	1,005,234	95,803	(591,192)	509,845
Davis Financial Fund
Shares:	Class A	302,364	–	(630,064)	(327,700)
	Class C	41,049	–	(282,435)	(241,386)
	Class Y	672,163	–	(1,800,527)	(1,128,364)
Value:	Class A	$14,632,547	$–	$(30,106,228)	$(15,473,681)
	Class C	1,563,545	–	(10,587,373)	(9,023,828)
	Class Y	33,913,147	–	(89,643,523)	(55,730,376)
Davis Appreciation & Income Fund
Shares:	Class A	25,893	12,311	(128,098)	(89,894)
	Class C	12,637	119	(15,081)	(2,325)
	Class Y	35,599	12,822	(36,640)	11,781
Value:	Class A	$1,248,103	$595,711	$(6,190,441)	$(4,346,627)
	Class C	602,069	5,760	(739,576)	(131,747)
	Class Y	1,739,559	623,254	(1,774,533)	588,280
Davis Real Estate Fund
Shares:	Class A	29,160	17,657	(274,833)	(228,016)
	Class C	536	283	(11,699)	(10,880)
	Class Y	58,773	18,887	(326,041)	(248,381)
Value:	Class A	$1,155,276	$671,074	$(11,057,995)	$(9,231,645)
	Class C	21,013	10,747	(462,981)	(431,221)
	Class Y	2,378,023	728,352	(13,524,545)	(10,418,170)

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2023 (Unaudited)
NOTE 4 - CAPITAL STOCK – (CONTINUED)

		Year ended December 31, 2022
		Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Opportunity Fund
Shares:	Class A	446,197	580,384	(1,109,939)	(83,358)
	Class C	33,394	53,329	(179,215)	(92,492)
	Class Y	398,135	399,202	(858,731)	(61,394)
Value:	Class A	$15,864,766	$19,535,722	$(40,043,428)	$(4,642,940)
	Class C	835,687	1,281,480	(4,771,760)	(2,654,593)
	Class Y	15,780,284	14,411,192	(32,924,225)	(2,732,749)
Davis Government Bond Fund
Shares:	Class A	184,286	27,704	(736,762)	(524,772)
	Class C	70,738	–	(74,071)	(3,333)
	Class Y	1,272,378	11,315	(1,059,138)	224,555
Value:	Class A	$952,649	$139,345	$(3,740,797)	$(2,648,803)
	Class C	362,128	–	(379,245)	(17,117)
	Class Y	6,538,627	57,133	(5,349,121)	1,246,639
Davis Government Money Market Fund
Shares:	Class A	186,510,561	1,114,536	(209,697,537)	(22,072,440)
	Class C	499,702	15,005	(924,121)	(409,414)
	Class Y	2,513,028	47,624	(3,058,320)	(497,668)
Value:	Class A	$186,510,561	$1,114,536	$(209,697,537)	$(22,072,440)
	Class C	499,702	15,005	(924,121)	(409,414)
	Class Y	2,513,028	47,624	(3,058,320)	(497,668)
Davis Financial Fund
Shares:	Class A	835,313	254,396	(1,460,708)	(370,999)
	Class C	176,742	48,578	(471,560)	(246,240)
	Class Y	2,219,650	268,947	(3,158,871)	(670,274)
Value:	Class A	$43,517,403	$12,078,702	$(72,397,082)	$(16,800,977)
	Class C	7,141,309	1,810,508	(18,290,449)	(9,338,632)
	Class Y	119,409,967	13,264,452	(163,102,607)	(30,428,188)
Davis Appreciation & Income Fund
Shares:	Class A	146,076	53,923	(232,741)	(32,742)
	Class C	5,950	1,029	(22,899)	(15,920)
	Class Y	78,086	48,802	(154,354)	(27,466)
Value:	Class A	$6,923,915	$2,441,286	$(11,225,124)	$(1,859,923)
	Class C	278,730	46,148	(1,092,862)	(767,984)
	Class Y	3,975,886	2,228,095	(7,784,297)	(1,580,316)
Davis Real Estate Fund
Shares:	Class A	99,875	99,292	(379,301)	(180,134)
	Class C	4,169	2,532	(19,839)	(13,138)
	Class Y	367,708	101,270	(289,201)	179,777
Value:	Class A	$4,841,666	$3,908,534	$(17,774,678)	$(9,024,478)
	Class C	190,225	97,414	(969,244)	(681,605)
	Class Y	18,957,033	4,059,819	(13,875,304)	9,141,548
NOTE 5 - SECURITIES LOANED
Davis Opportunity Fund and Davis Financial Fund have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2023, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2023 (Unaudited)
NOTE 6 - RESTRICTED SECURITIES
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities in Davis Opportunity Fund amounted to $117,558 or 0.02% of the Fund’s net assets as of June 30, 2023. Information regarding restricted securities is as follows:

Fund	Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of June 30, 2023
Davis Opportunity Fund	ASAC II L.P.	10/10/13	116,129	$1.0000	$1.0123

DAVIS SERIES, INC.
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Opportunity Fund Class A:
Six months ended June 30, 2023[e]	$33.23	$0.18	$3.58	$3.76
Year ended December 31, 2022	$41.91	$0.28	$(6.14)	$(5.86)
Year ended December 31, 2021	$36.67	$0.11	$9.00	$9.11
Year ended December 31, 2020	$33.47	$0.08	$4.18	$4.26
Year ended December 31, 2019	$28.10	$0.12	$7.01	$7.13
Year ended December 31, 2018	$37.01	$0.11	$(4.91)	$(4.80)
Davis Opportunity Fund Class C:
Six months ended June 30, 2023[e]	$23.72	$0.03	$2.54	$2.57
Year ended December 31, 2022	$30.92	$(0.01)	$(4.52)	$(4.53)
Year ended December 31, 2021	$28.06	$(0.18)	$6.85	$6.67
Year ended December 31, 2020	$25.90	$(0.14)	$3.20	$3.06
Year ended December 31, 2019	$22.14	$(0.10)	$5.49	$5.39
Year ended December 31, 2018	$30.36	$(0.14)	$(3.97)	$(4.11)
Davis Opportunity Fund Class Y:
Six months ended June 30, 2023[e]	$35.65	$0.24	$3.83	$4.07
Year ended December 31, 2022	$44.73	$0.40	$(6.56)	$(6.16)
Year ended December 31, 2021	$38.93	$0.24	$9.54	$9.78
Year ended December 31, 2020	$35.47	$0.17	$4.44	$4.61
Year ended December 31, 2019	$29.70	$0.21	$7.40	$7.61
Year ended December 31, 2018	$38.77	$0.21	$(5.17)	$(4.96)
Davis Government Bond Fund Class A:
Six months ended June 30, 2023[e]	$4.98	$0.05	$0.02	$0.07
Year ended December 31, 2022	$5.30	$0.02	$(0.30)	$(0.28)
Year ended December 31, 2021	$5.41	$–[g]	$(0.08)	$(0.08)
Year ended December 31, 2020	$5.37	$0.04	$0.05	$0.09
Year ended December 31, 2019	$5.29	$0.08	$0.09	$0.17
Year ended December 31, 2018	$5.33	$0.05	$(0.03)	$0.02
Davis Government Bond Fund Class C:
Six months ended June 30, 2023[e]	$4.96	$0.03	$0.02	$0.05
Year ended December 31, 2022	$5.27	$(0.02)	$(0.29)	$(0.31)
Year ended December 31, 2021	$5.39	$(0.03)	$(0.09)	$(0.12)
Year ended December 31, 2020	$5.36	$(0.01)	$0.05	$0.04
Year ended December 31, 2019	$5.28	$0.04	$0.09	$0.13
Year ended December 31, 2018	$5.31	$–[g]	$(0.02)	$(0.02)
Davis Government Bond Fund Class Y:
Six months ended June 30, 2023[e]	$5.02	$0.05	$0.03	$0.08
Year ended December 31, 2022	$5.34	$0.04	$(0.31)	$(0.27)
Year ended December 31, 2021	$5.45	$0.02	$(0.09)	$(0.07)
Year ended December 31, 2020	$5.41	$0.05	$0.05	$0.10
Year ended December 31, 2019	$5.34	$0.10	$0.07	$0.17
Year ended December 31, 2018	$5.37	$0.06	$(0.02)	$0.04
Davis Government Money Market Fund Class A, Class C and Class Y:
Six months ended June 30, 2023[e]	$1.000	$0.020	$–	$0.020
Year ended December 31, 2022	$1.000	$0.011	$–	$0.011
Year ended December 31, 2021	$1.000	$–[j]	$–	$–[j]
Year ended December 31, 2020	$1.000	$0.002	$–	$0.002
Year ended December 31, 2019	$1.000	$0.017	$–	$0.017
Year ended December 31, 2018	$1.000	$0.013	$–	$0.013

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$–	$–	$–	$–	$36.99	11.32%	$283,925	0.94%[f]	0.94%[f]	1.07%[f]	3%
$(0.15)	$(2.67)	$–	$(2.82)	$33.23	(14.08)%	$265,763	0.94%	0.94%	0.78%	12%
$(0.06)	$(3.81)	$–	$(3.87)	$41.91	24.96%	$338,626	0.93%	0.93%	0.27%	24%
$(0.16)	$(0.90)	$–	$(1.06)	$36.67	12.79%	$288,208	0.94%	0.94%	0.24%	17%
$(0.13)	$(1.63)	$–	$(1.76)	$33.47	25.49%	$310,954	0.93%	0.93%	0.38%	15%
$–	$(4.11)	$–	$(4.11)	$28.10	(13.50)%	$290,970	0.94%	0.94%	0.28%	44%

$–	$–	$–	$–	$26.29	10.83%	$12,200	1.77%[f]	1.75%[f]	0.26%[f]	3%
$–	$(2.67)	$–	$(2.67)	$23.72	(14.76)%	$12,419	1.76%	1.75%	(0.03)%	12%
$–	$(3.81)	$–	$(3.81)	$30.92	23.92%	$19,048	1.75%	1.75%	(0.55)%	24%
$–	$(0.90)	$–	$(0.90)	$28.06	11.88%	$18,861	1.76%	1.76%	(0.58)%	17%
$–	$(1.63)	$–	$(1.63)	$25.90	24.49%	$26,309	1.74%	1.74%	(0.43)%	15%
$–	$(4.11)	$–	$(4.11)	$22.14	(14.19)%	$33,186	1.71%	1.71%	(0.49)%	44%

$–	$–	$–	$–	$39.72	11.42%	$211,751	0.68%[f]	0.68%[f]	1.33%[f]	3%
$(0.25)	$(2.67)	$–	$(2.92)	$35.65	(13.85)%	$193,559	0.69%	0.69%	1.03%	12%
$(0.17)	$(3.81)	$–	$(3.98)	$44.73	25.23%	$245,602	0.70%	0.70%	0.50%	24%
$(0.25)	$(0.90)	$–	$(1.15)	$38.93	13.06%	$197,698	0.69%	0.69%	0.49%	17%
$(0.21)	$(1.63)	$–	$(1.84)	$35.47	25.76%	$184,781	0.70%	0.70%	0.61%	15%
$–	$(4.11)	$–	$(4.11)	$29.70	(13.30)%	$197,887	0.69%	0.69%	0.53%	44%

$(0.05)	$–	$–	$(0.05)	$5.00	1.42%	$16,764	1.41%[f]	1.00%[f]	1.86%[f]	6%
$(0.04)	$–	$–	$(0.04)	$4.98	(5.29)%	$17,818	1.26%	1.00%	0.43%	3%
$(0.03)	$–	$–	$(0.03)	$5.30	(1.48)%	$21,719	1.17%	1.00%	0.08%	26%
$(0.05)	$–	$–	$(0.05)	$5.41	1.69%	$27,045	1.10%	1.04%	0.67%	–%[h]
$(0.09)	$–	$–	$(0.09)	$5.37	3.23%	$24,216	1.09%	1.05%	1.59%	13%
$(0.06)	$–	$–	$(0.06)	$5.29	0.42%	$25,297	1.13%	1.12%	0.91%	28%

$–[g]	$–	$–	$–[g]	$5.01	1.06%	$517	2.98%[f]	1.75%[f]	1.11%[f]	6%
$–	$–	$–	$–	$4.96	(5.88)%	$542	2.84%	1.75%	(0.32)%	3%
$–	$–	$–	$–	$5.27	(2.23)%	$594	2.35%	1.75%	(0.67)%	26%
$(0.01)	$–	$–	$(0.01)	$5.39	0.81%	$1,804	2.25%	1.78%	(0.07)%	–%[h]
$(0.05)	$–	$–	$(0.05)	$5.36	2.47%	$811	2.31%	1.80%	0.84%	13%
$(0.01)	$–	$–	$(0.01)	$5.28	(0.32)%	$2,026	1.98%	1.97%	0.06%	28%

$(0.06)	$–	$–	$(0.06)	$5.04	1.54%	$1,511	1.18%[f]	0.75%[f]	2.11%[f]	6%
$(0.05)	$–	$–	$(0.05)	$5.02	(5.01)%	$3,100	0.95%	0.75%	0.68%	3%
$(0.04)	$–	$–	$(0.04)	$5.34	(1.22)%	$2,096	0.97%	0.75%	0.33%	26%
$(0.06)	$–	$–	$(0.06)	$5.45	1.94%	$1,965	0.95%	0.79%	0.92%	–%[h]
$(0.10)	$–	$–	$(0.10)	$5.41	3.29%	$2,175	0.93%	0.80%	1.84%	13%
$(0.07)	$–	$–	$(0.07)	$5.34	0.83%	$1,980	0.94%	0.91%	1.12%	28%

$(0.020)	$–	$–	$(0.020)	$1.000	2.02%	$123,733	0.69%[f,i]	0.69%[f,i]	4.05%[f]	N/A
$(0.011)	$–	$–	$(0.011)	$1.000	1.12%	$123,436	0.60%[i]	0.45%[i]	1.04%	N/A
$–[j]	$–	$–	$–[j]	$1.000	0.04%	$146,416	0.52%	0.03%	0.04%	N/A
$(0.002)	$–	$–	$(0.002)	$1.000	0.23%	$145,903	0.54%	0.35%	0.23%	N/A
$(0.017)	$–	$–	$(0.017)	$1.000	1.74%	$148,805	0.53%	0.53%	1.74%	N/A
$(0.013)	$–	$–	$(0.013)	$1.000	1.30%	$183,689	0.58%[i]	0.58%[i]	1.27%	N/A

DAVIS SERIES, INC.
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Financial Fund Class A:
Six months ended June 30, 2023[e]	$47.71	$0.50	$(0.09)	$0.41
Year ended December 31, 2022	$54.17	$0.78	$(5.61)	$(4.83)
Year ended December 31, 2021	$43.93	$0.55	$13.27	$13.82
Year ended December 31, 2020	$49.35	$0.54	$(3.50)	$(2.96)
Year ended December 31, 2019	$42.20	$0.64	$10.44	$11.08
Year ended December 31, 2018	$51.94	$0.54	$(6.51)	$(5.97)
Davis Financial Fund Class C:
Six months ended June 30, 2023[e]	$37.44	$0.24	$(0.07)	$0.17
Year ended December 31, 2022	$42.70	$0.31	$(4.42)	$(4.11)
Year ended December 31, 2021	$35.12	$0.10	$10.59	$10.69
Year ended December 31, 2020	$39.91	$0.19	$(2.88)	$(2.69)
Year ended December 31, 2019	$34.67	$0.23	$8.51	$8.74
Year ended December 31, 2018	$43.27	$0.12	$(5.37)	$(5.25)
Davis Financial Fund Class Y:
Six months ended June 30, 2023[e]	$49.56	$0.57	$(0.09)	$0.48
Year ended December 31, 2022	$56.24	$0.94	$(5.84)	$(4.90)
Year ended December 31, 2021	$45.52	$0.70	$13.75	$14.45
Year ended December 31, 2020	$51.04	$0.65	$(3.60)	$(2.95)
Year ended December 31, 2019	$43.56	$0.78	$10.76	$11.54
Year ended December 31, 2018	$53.50	$0.68	$(6.71)	$(6.03)
Davis Appreciation & Income Fund Class A:
Six months ended June 30, 2023[e]	$45.65	$0.38	$5.15	$5.53
Year ended December 31, 2022	$55.56	$0.43	$(9.14)	$(8.71)
Year ended December 31, 2021	$44.32	$0.22	$11.18	$11.40
Year ended December 31, 2020	$42.70	$0.32	$1.64	$1.96
Year ended December 31, 2019	$36.23	$0.56	$6.78	$7.34
Year ended December 31, 2018	$39.80	$0.42	$(3.59)	$(3.17)
Davis Appreciation & Income Fund Class C:
Six months ended June 30, 2023[e]	$45.51	$0.21	$5.12	$5.33
Year ended December 31, 2022	$55.46	$0.06	$(9.10)	$(9.04)
Year ended December 31, 2021	$44.45	$(0.17)	$11.18	$11.01
Year ended December 31, 2020	$42.82	$0.03	$1.64	$1.67
Year ended December 31, 2019	$36.34	$0.25	$6.78	$7.03
Year ended December 31, 2018	$39.94	$0.15	$(3.63)	$(3.48)
Davis Appreciation & Income Fund Class Y:
Six months ended June 30, 2023[e]	$45.85	$0.46	$5.17	$5.63
Year ended December 31, 2022	$55.80	$0.59	$(9.18)	$(8.59)
Year ended December 31, 2021	$44.51	$0.38	$11.23	$11.61
Year ended December 31, 2020	$42.89	$0.45	$1.64	$2.09
Year ended December 31, 2019	$36.39	$0.69	$6.81	$7.50
Year ended December 31, 2018	$39.98	$0.56	$(3.62)	$(3.06)

Financial Highlights - (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$–	$–	$–	$–	$48.12	0.86%	$366,260	0.96%[f]	0.96%[f]	2.08%[f]	1%
$(0.81)	$(0.82)	$–	$(1.63)	$47.71	(8.91)%	$378,784	0.95%	0.95%	1.57%	10%
$(0.64)	$(2.94)	$–	$(3.58)	$54.17	31.46%	$450,121	0.94%	0.94%	1.00%	9%
$(0.58)	$(1.88)	$–	$(2.46)	$43.93	(5.88)%	$352,567	0.96%	0.96%	1.37%	9%
$(0.68)	$(3.25)	$–	$(3.93)	$49.35	26.31%	$463,892	0.94%	0.94%	1.37%	6%
$(0.51)	$(3.26)	$–	$(3.77)	$42.20	(11.78)%	$463,024	0.94%	0.94%	1.04%	18%

$–	$–	$–	$–	$37.61	0.45%	$51,575	1.75%[f]	1.75%[f]	1.29%[f]	1%
$(0.33)	$(0.82)	$–	$(1.15)	$37.44	(9.61)%	$60,375	1.73%	1.73%	0.79%	10%
$(0.17)	$(2.94)	$–	$(3.11)	$42.70	30.44%	$79,368	1.71%	1.71%	0.23%	9%
$(0.22)	$(1.88)	$–	$(2.10)	$35.12	(6.61)%	$66,095	1.75%	1.75%	0.58%	9%
$(0.25)	$(3.25)	$–	$(3.50)	$39.91	25.27%	$114,489	1.72%	1.72%	0.59%	6%
$(0.09)	$(3.26)	$–	$(3.35)	$34.67	(12.43)%	$122,240	1.70%	1.70%	0.28%	18%

$–	$–	$–	$–	$50.04	0.97%	$351,823	0.74%[f]	0.74%[f]	2.30%[f]	1%
$(0.96)	$(0.82)	$–	$(1.78)	$49.56	(8.70)%	$404,375	0.72%	0.72%	1.80%	10%
$(0.79)	$(2.94)	$–	$(3.73)	$56.24	31.76%	$496,530	0.70%	0.70%	1.24%	9%
$(0.69)	$(1.88)	$–	$(2.57)	$45.52	(5.67)%	$347,683	0.74%	0.74%	1.59%	9%
$(0.81)	$(3.25)	$–	$(4.06)	$51.04	26.54%	$497,906	0.72%	0.72%	1.59%	6%
$(0.65)	$(3.26)	$–	$(3.91)	$43.56	(11.55)%	$496,436	0.70%	0.70%	1.28%	18%

$(0.30)	$–	$–	$(0.30)	$50.88	12.15%	$111,482	1.00%[f]	1.00%[f]	1.61%[f]	5%
$(0.50)	$(0.70)	$–	$(1.20)	$45.65	(15.64)%	$104,140	1.00%	1.00%	0.88%	9%
$(0.16)	$–	$–	$(0.16)	$55.56	25.73%	$128,558	0.98%	0.98%	0.41%	19%
$(0.34)	$–	$–	$(0.34)	$44.32	4.75%	$105,201	1.02%	1.02%	0.82%	5%
$(0.78)	$(0.09)	$–	$(0.87)	$42.70	20.33%	$116,911	1.01%	1.01%	1.41%	17%
$(0.40)	$–	$–	$(0.40)	$36.23	(8.02)%	$108,613	1.01%	1.01%	1.07%	54%

$(0.12)	$–	$–	$(0.12)	$50.72	11.72%	$2,310	2.02%[f]	1.75%[f]	0.86%[f]	5%
$(0.21)	$(0.70)	$–	$(0.91)	$45.51	(16.28)%	$2,179	1.97%	1.75%	0.13%	9%
$–	$–	$–	$–	$55.46	24.77%	$3,538	1.89%	1.75%	(0.36)%	19%
$(0.04)	$–	$–	$(0.04)	$44.45	3.93%	$4,620	1.87%	1.79%	0.05%	5%
$(0.46)	$(0.09)	$–	$(0.55)	$42.82	19.38%	$8,349	1.81%	1.80%	0.62%	17%
$(0.12)	$–	$–	$(0.12)	$36.34	(8.72)%	$11,172	1.76%	1.76%	0.32%	54%

$(0.38)	$–	$–	$(0.38)	$51.10	12.31%	$87,916	0.68%[f]	0.68%[f]	1.93%[f]	5%
$(0.66)	$(0.70)	$–	$(1.36)	$45.85	(15.37)%	$78,348	0.68%	0.68%	1.20%	9%
$(0.32)	$–	$–	$(0.32)	$55.80	26.13%	$96,889	0.66%	0.66%	0.73%	19%
$(0.47)	$–	$–	$(0.47)	$44.51	5.08%	$73,018	0.69%	0.69%	1.15%	5%
$(0.91)	$(0.09)	$–	$(1.00)	$42.89	20.72%	$72,470	0.69%	0.69%	1.73%	17%
$(0.53)	$–	$–	$(0.53)	$36.39	(7.72)%	$60,702	0.68%	0.68%	1.40%	54%

DAVIS SERIES, INC.
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Real Estate Fund Class A:
Six months ended June 30, 2023[e]	$38.64	$0.59	$0.32	$0.91
Year ended December 31, 2022	$55.53	$0.77	$(15.60)	$(14.83)
Year ended December 31, 2021	$39.23	$0.42	$16.46	$16.88
Year ended December 31, 2020	$43.59	$0.49	$(4.15)	$(3.66)
Year ended December 31, 2019	$35.75	$0.78	$8.27	$9.05
Year ended December 31, 2018	$39.70	$0.81	$(2.60)	$(1.79)
Davis Real Estate Fund Class C:
Six months ended June 30, 2023[e]	$38.64	$0.43	$0.33	$0.76
Year ended December 31, 2022	$55.51	$0.40	$(15.58)	$(15.18)
Year ended December 31, 2021	$39.23	$0.05	$16.43	$16.48
Year ended December 31, 2020	$43.57	$0.24	$(4.18)	$(3.94)
Year ended December 31, 2019	$35.75	$0.45	$8.24	$8.69
Year ended December 31, 2018	$39.69	$0.48	$(2.59)	$(2.11)
Davis Real Estate Fund Class Y:
Six months ended June 30, 2023[e]	$39.20	$0.64	$0.34	$0.98
Year ended December 31, 2022	$56.31	$0.88	$(15.81)	$(14.93)
Year ended December 31, 2021	$39.78	$0.52	$16.71	$17.23
Year ended December 31, 2020	$44.21	$0.59	$(4.24)	$(3.65)
Year ended December 31, 2019	$36.27	$0.88	$8.39	$9.27
Year ended December 31, 2018	$40.25	$0.91	$(2.63)	$(1.72)

a	Per share calculations were based on average shares outstanding for the period (other than Davis Government Money Market Fund).
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

c	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

e	Unaudited.

Financial Highlights - (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.36)	$–	$–	$(0.36)	$39.19	2.39%	$91,804	1.00%[f]	1.00%[f]	3.01%[f]	8%
$(0.74)	$(1.32)	$–	$(2.06)	$38.64	(26.74)%	$99,332	0.95%	0.95%	1.65%	22%
$(0.58)	$–	$–	$(0.58)	$55.53	43.24%	$152,743	0.95%	0.95%	0.88%	25%
$(0.57)	$(0.13)	$–	$(0.70)	$39.23	(8.23)%	$118,502	0.97%	0.97%	1.34%	18%
$(0.52)	$(0.69)	$–	$(1.21)	$43.59	25.39%	$157,718	0.98%	0.98%	1.84%	18%
$(0.86)	$(1.30)	$–	$(2.16)	$35.75	(4.52)%	$124,763	0.97%	0.97%	2.09%	44%

$(0.21)	$–	$–	$(0.21)	$39.19	1.99%	$1,883	2.04%[f]	1.75%[f]	2.26%[f]	8%
$(0.37)	$(1.32)	$–	$(1.69)	$38.64	(27.32)%	$2,277	1.93%	1.75%	0.85%	22%
$(0.20)	$–	$–	$(0.20)	$55.51	42.10%	$4,000	1.87%	1.75%	0.08%	25%
$(0.27)	$(0.13)	$–	$(0.40)	$39.23	(8.99)%	$3,578	1.89%	1.79%	0.52%	18%
$(0.18)	$(0.69)	$–	$(0.87)	$43.57	24.33%	$6,422	1.82%	1.80%	1.02%	18%
$(0.53)	$(1.30)	$–	$(1.83)	$35.75	(5.30)%	$6,268	1.83%	1.83%	1.23%	44%

$(0.42)	$–	$–	$(0.42)	$39.76	2.52%	$70,289	0.75%[f]	0.75%[f]	3.26%[f]	8%
$(0.86)	$(1.32)	$–	$(2.18)	$39.20	(26.56)%	$79,048	0.72%	0.72%	1.88%	22%
$(0.70)	$–	$–	$(0.70)	$56.31	43.56%	$103,411	0.72%	0.72%	1.11%	25%
$(0.65)	$(0.13)	$–	$(0.78)	$39.78	(8.11)%	$69,166	0.79%	0.79%	1.52%	18%
$(0.64)	$(0.69)	$–	$(1.33)	$44.21	25.69%	$103,800	0.77%	0.77%	2.05%	18%
$(0.96)	$(1.30)	$–	$(2.26)	$36.27	(4.27)%	$62,874	0.74%	0.74%	2.32%	44%

f	Annualized.
g	Less than $0.005 per share.
h	Less than 0.50%.
i
Includes the recapture of expenses reimbursed from prior fiscal years. Excluding the recapture of prior reimbursed expenses, the gross and net expense ratios for the six months ended June 30, 2023 would have both been 0.59%, for the year ended December 31, 2022 would have been 0.55% and 0.40%, respectively, and for the year ended December 31, 2018 would have both been 0.49%.

j	Less than $0.0005 per share.
See Notes to Financial Statements

DAVIS SERIES, INC.
Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review
The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2023. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, Davis Government Money Market Fund, and their shareholders.
Reasons the Independent Directors Approved Continuation of the Advisory Agreements
The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of each Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether:
1.
A Fund achieves satisfactory investment results over the long-term, after all costs;
2.
Davis Advisors efficiently and effectively handles shareholder transactions, inquiries, requests, and records;
3.
Davis Advisors provides quality accounting, legal, and compliance services, and oversees third-party service providers; and
4.
Davis Advisors fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.
A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.
Davis Advisors takes its role as stewards of capital seriously and maintains a strong alignment of interests with its clients. In aggregate, Davis Advisors and its employees as well as the Davis family (collectively referred to herein as “Davis”) have made significant investments in Davis Funds and similarly managed accounts and strategies. The Independent Directors considered that these investments tend to align Davis with its clients, as Davis takes the same risks and reaps the same rewards as its clients and is motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

DAVIS SERIES, INC.
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Reasons the Independent Directors Approved Continuation of the Advisory Agreements − (Continued)
The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.
The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, private accounts, and managed money/wrap clients, as well as the differences in the services provided to such other clients; and (c) the fee schedule and breakpoints (if applicable) of each of the Funds, including an assessment of competitive fee schedules (and breakpoints, if applicable).
The Independent Directors reviewed the management fee schedule for each Fund, the profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds' net assets increase, and whether the fee schedule should reflect those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Funds.
The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Funds and Davis Advisors’ other lines of business.
Davis Financial Fund
The Independent Directors noted that Davis Financial Fund Class A shares outperformed its benchmark, the Standard & Poor’s 500® Index (the “S&P 500®”), over the one-year and since-inception time periods, performed in line with the S&P 500® over the three-year time period, and underperformed the S&P 500® over the five- and ten-year time periods, all periods ended February 28, 2023.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional financial services funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Performance Universe Average and Lipper Index over the one-year time period, outperformed the Performance Universe Average but underperformed the Lipper Index over the two-, three-, five-, and ten-year time periods, and performed in line with the Performance Universe Average but underperformed the Lipper Index over the four-year time period, all periods ended December 31, 2022.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 500® and the Lipper Financial Services category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 14 out of 28 rolling five-year time periods and outperformed the Lipper Financial Services category in 14 out of 28 rolling five-year time periods, all periods ended December 31 for each year from 1995 through 2022. The Fund outperformed the S&P 500® in 11 out

DAVIS SERIES, INC.
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Davis Financial Fund − (Continued)
of 23 rolling ten-year time periods and outperformed the Lipper Financial Services category in 13 out of 23 rolling ten-year time periods, all periods ended December 31 for each year from 2000 through 2022.
The Independent Directors considered Davis Financial Fund’s management fee and total expense ratio. They observed that both were reasonable and well below the average and median of its expense group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2024.
Davis Opportunity Fund
The Independent Directors noted that Davis Opportunity Fund Class A shares outperformed its benchmark, the Standard & Poor’s 1500® Index (the “S&P 1500®”), over the one-year and since-inception time periods, but underperformed the S&P 1500® over the three-, five-, and ten-year time periods, all periods ended February 28, 2023. Davis Advisors oversaw a sub-adviser for the period from May 1, 1984, until December 31, 1998. After this date, Davis Advisors became the sole investment manager for the Fund.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional multi-cap value funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Performance Universe Average and Lipper Index over the ten-year time period, underperformed both over the one- and two-year time periods, performed in line with the Lipper Index but underperformed the Performance Universe Average over the five-year time period, and outperformed the Lipper Index but underperformed the Performance Universe Average over the three- and four-year time periods, all periods ended December 31, 2022.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 1500® and the Lipper Multi-Cap Value category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 1500® in 8 out of 20 rolling five-year time periods and outperformed the Lipper Multi-Cap Value category in 14 out of 20 rolling five-year time periods, all periods ended December 31 for each year from 2003 through 2022. The Fund outperformed the S&P 1500® in 5 out of 15 rolling ten-year time periods and outperformed the Lipper Multi-Cap Value category in 13 out of 15 rolling ten-year time periods, all periods ended December 31 for each year from 2008 through 2022.
The Independent Directors considered Davis Opportunity Fund’s management fee and total expense ratio. They observed that both were reasonable and the contractual management fee and total expense ratio were below the average and median of its expense group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2024.
Davis Real Estate Fund
The Independent Directors noted that Davis Real Estate Fund Class A shares underperformed its benchmark, the Wilshire U.S. Real Estate Securities Index (the “Wilshire U.S. RESI”), over the one-, three-, five, ten-year, and since-inception time periods, all periods ended February 28, 2023.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional real estate funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Performance Universe Average and Lipper Index over the two-year time period, underperformed both over the one-, three-, four-, and five-year time periods, and performed in line with the Performance Universe Average but underperformed the Lipper Index over the ten-year time period, all periods ended December 31, 2022.
The Independent Directors also reviewed the Fund’s performance versus both the Wilshire U.S. RESI and the Lipper Real Estate category when measured over rolling five- and ten-year time frames. The Fund outperformed the Wilshire U.S. RESI in 7 out of 25 rolling five-year time periods and outperformed the Lipper Real Estate category in 8 out of 25 rolling five-year time periods, all periods ended December 31 for each year from 1998 through 2022. The Fund outperformed the Wilshire U.S. RESI in 1 out of 20 rolling ten-year time periods and outperformed the Lipper Real Estate category in 2 out of 20 rolling ten-year time periods, all periods ended December 31 for each year from 2003 through 2022. In reviewing the performance, the Independent Directors considered that the Fund is able to invest a limited amount of assets outside of REITs, while the Wilshire U.S. RESI, as well as other funds provided in the Broadridge report, are primarily REIT only funds.

DAVIS SERIES, INC.
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Davis Real Estate Fund − (Continued)
The Independent Directors considered Davis Real Estate Fund’s management fee and total expense ratio. They observed that both were reasonable and well below the average and median of its expense group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2024.
Davis Appreciation & Income Fund
The Independent Directors noted that Davis Appreciation & Income Fund Class A shares underperformed its benchmark, the Standard & Poor’s 500® Index (the “S&P 500®”), over the one-, three-, five-, ten-year, and since-inception time periods, all periods ended February 28, 2023.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional mixed-asset target allocation growth funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Performance Universe Average and Lipper Index over the two-year time period, underperformed both over the five- and ten-year time periods, outperformed the Lipper Index but underperformed the Performance Universe Average over the one-year time period, outperformed the Performance Universe Average but underperformed the Lipper Index over the three-year time period, and performed in line with the Performance Universe Average but underperformed the Lipper Index over the four-year time period, all periods ended December 31, 2022.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 500® and the Lipper Mixed-Asset Target Allocation Growth (“Lipper MATG”) category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 9 out of 27 rolling five-year time periods and outperformed the Lipper MATG category in 10 out of 27 rolling five-year time periods, all periods ended December 31 for each year from 1996 through 2022. The Fund outperformed the S&P 500® in 7 out of 22 rolling ten-year time periods and outperformed the Lipper MATG category in 9 out of 22 rolling ten-year time periods, all periods ended December 31 for each year from 2001 through 2022.
The Independent Directors considered Davis Appreciation & Income Fund’s management fee and total expense ratio. They observed that both were reasonable and well below the average and median of its expense group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2024.
Davis Government Bond Fund
The Independent Directors noted that Davis Government Bond Fund Class A shares underperformed its benchmark, the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”), over the one-, three-, five-, ten-year, and since-inception time periods, all periods ended February 28, 2023.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional short U.S. government funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund underperformed both the Performance Universe Average and Lipper Index over the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2022.
The Independent Directors also reviewed the Fund’s performance versus both the Bloomberg Index and the Lipper Short U.S. Government category when measured over rolling five- and ten-year time frames. The Fund outperformed the Bloomberg Index in 1 out of 25 rolling five-year time periods and outperformed the Lipper Short U.S. Government category in 2 out of 25 rolling five-year time periods, all periods ended December 31 for each year from 1998 through 2022. The Fund underperformed both the Bloomberg Index and the Lipper Short U.S. Government category in all 20 rolling ten-year time periods, all periods ended December 31 for each year from 2003 through 2022.
The Independent Directors considered Davis Government Bond Fund’s management fee and total expense ratio. They observed that the management fee was reasonable and lower than the average and median of its expense group, and the total expense ratio was higher than both the average and median of its expense group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2024.

DAVIS SERIES, INC.
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Davis Government Money Market Fund
The Independent Directors noted that Davis Government Money Market Fund Class A shares’ returns were below the Morningstar U.S. Money Market - Taxable Funds category for the one-, three-, five-, ten-year, and since-inception time periods, all periods ended February 28, 2023.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail U.S. government money market funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund underperformed both the Performance Universe Average and Lipper Index over the one-, two-, and three-year time periods, performed in line with the Performance Universe Average but underperformed the Lipper Index over the four-year time period, and outperformed the Performance Universe Average but underperformed the Lipper Index over the five- and ten-year time periods, all periods ended December 31, 2022.
The Independent Directors also reviewed the Fund’s performance versus both the Lipper U.S. Government Money Market Funds (“Lipper”) category and the Morningstar MMTF (“Morningstar”) category when measured over rolling five- and ten-year time frames. The Fund outperformed the Lipper category in 21 out of 30 rolling five-year time periods and outperformed the Morningstar category in 17 out of 30 rolling five-year time periods, all periods ended December 31 for each year from 1993 through 2022. The Fund outperformed the Lipper category in 16 out of 25 rolling ten-year time periods and outperformed the Morningstar category in 15 out of 25 rolling ten-year time periods, all periods ended December 31 for each year from 1998 through 2022.
The Independent Directors considered Davis Government Money Market Fund’s management fee and total expense ratio. They observed that the contractual management fee was reasonable and lower than the average and median of its expense group. They further noted that the total expense ratio was higher than both the average and median of its expense group with the fee waiver and expenses recaptured by the Adviser reflected, as determined by Broadridge. The Independent Directors also noted that the Adviser has committed to waive fees and/or reimburse the Fund’s expenses such that net investment income will not be less than zero until May 1, 2024.
Approval of Advisory Agreements
The Independent Directors concluded that Davis Advisors had provided Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, Davis Government Money Market Fund, and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fees for Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, and Davis Government Money Market Fund were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of their peer groups, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS SERIES, INC.
Liquidity Risk Management Program
Following is a description of the operation and effectiveness of the Liquidity Risk Management Program (“LRMP”) that was adopted by the Board of Directors (the “Board”) in accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Liquidity Rule is meant to promote effective liquidity risk management practices in order to reduce the likelihood that a fund would be unable to meet its redemption obligations.
The Board has appointed Davis Selected Advisers, L.P. (the “Adviser”) to serve as the Administrator of the LRMP, subject to the supervision of the Board. The Adviser has engaged a third party to perform certain functions, including the production of liquidity classification model information.
The Adviser monitors the adequacy and effectiveness of the implementation of the LRMP on an ongoing basis. This monitoring includes a review of the Funds' liquidity risk based on a variety of factors including the Funds' (1) investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, and (4) borrowing arrangements and other funding sources. The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires a fund that does not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the funds' net assets in highly liquid investments (highly liquid investment minimum or HLIM). The LRMP includes provisions and safeguards that are reasonably designed to comply with the 15% limit on illiquid investments and the Funds are currently classified as Funds that primarily hold highly liquid investments. The LRMP includes the classification, no less than monthly, of the Funds' investments into one of four liquidity classifications as provided for in the Liquidity Rule.
At a recent meeting of the Funds' Board of Directors, the Adviser provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the LRMP from April 1, 2022 through March 31, 2023. The report concluded that the LRMP is operating effectively and is reasonably designed to assess and manage the Funds' liquidity risk. There can be no guarantee that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Funds, including liquidity risks presented by the Funds' investment portfolio, is found in the Funds' Prospectus and Statement of Additional Information.

DAVIS SERIES, INC.
Privacy Notice and Householding
Privacy Notice
While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of “cookies” when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.
We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.
Householding
The Funds may, on occasion, mail notices, reports, prospectuses, or proxy material to shareholders. To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of these items to shareholders having the same last name and address on the Funds' records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you have a direct account with the Funds and you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Your instructions will become effective within 30 days of your notice to the Davis Funds.

DAVIS SERIES, INC.
Directors and Officers
For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).
Name, Date of Birth, Position(s) Held with Funds, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

John S. Gates Jr. (08/02/53) Director since 2007	Executive Chairman, TradeLane Properties LLC (industrial real estate company); Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (educational and media company); Director, Cable ONE Inc. (cable service provider); Director, The Coca-Cola Company (beverage company).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Lara N. Vaughan (04/20/69) Director since 2021	Chief Executive Officer and Chief Financial Officer of Parchman, Vaughan & Company, L.L.C. (investment bank).	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13	Chairperson, Modine Manufacturing Company (heat transfer technology); Director, Fifth Third Bancorp (diversified financial services); Director, Crown Holdings, Inc. (manufacturing company).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting of
one portfolio) since 2014; Lead Independent Director,
Graham Holdings Company (educational and media
company); Director, The Coca-Cola Company
(beverage company); Director, Berkshire
Hathaway Inc. (financial services).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.
Officers
Lisa J. Cohen (born 04/25/89, Davis Funds officer since 2021). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.
Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.
Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.
Michaela McLoughry (born 03/21/81, Davis Funds officer since 2023). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS SERIES, INC.
Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279
Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197
Overnight Address:
430 West 7th Street, Suite 219197
Kansas City, Missouri 64105-1407
Custodian
State Street Bank and Trust Co.
One Congress Street, Suite 1
Boston, Massachusetts 02114
Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202
Independent Registered Public Accounting Firm
KPMG LLP
4200 Wells Fargo Center
90 South 7th Street
Minneapolis, MN 55402

For more information about Davis Series, Inc., including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds' Statement of Additional Information contains additional information about the Funds' Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds' website at www.davisfunds.com. Quarterly Fact Sheets are available on the Funds' website at www.davisfunds.com.

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DSeries_SAR_2023

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent director Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Directors.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

 Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 25, 2023

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: August 25, 2023